FORM N-Q

                   QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF
                    REGISTERED MANAGEMENT INVESTMENT COMPANY

                  Investment Company Act file number 811-04356
                                    ---------

                       FRANKLIN CALIFORNIA TAX-FREE TRUST
                       ----------------------------------
               (Exact name of registrant as specified in charter)

                 ONE FRANKLIN PARKWAY, SAN MATEO, CA 94403-1906
                 -----------------------------------------------
               (Address of principal executive offices) (Zip code)

          CRAIG S. TYLE, ONE FRANKLIN PARKWAY, SAN MATEO, CA 94403-1906
          -------------------------------------------------------------
                     (Name and address of agent for service)

Registrant's telephone number, including area code:  650 312-2000
                                                     ------------

Date of fiscal year end:  6/30
                          ----

Date of reporting period: 9/30/07
                          -------



Item 1. Schedule of Investments.


Franklin California Tax-Free Trust

QUARTERLY STATEMENTS OF INVESTMENTS
SEPTEMBER 30, 2007

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CONTENTS

Franklin California Insured Tax-Free Income Fund ..........................   3

Franklin California Intermediate-Term Tax-Free Income Fund ................  15

Franklin California Limited-Term Tax-Free Income Fund .....................  23

Franklin California Tax-Exempt Money Fund .................................  25

Notes to Statements of Investments ........................................  30

                                    [LOGO](R)
                               FRANKLIN TEMPLETON
                                   INVESTMENTS

                      FRANKLIN o Templeton o Mutual Series


                                         Quarterly Statements of Investments | 1

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Franklin California Tax-Free Trust

STATEMENT OF INVESTMENTS, SEPTEMBER 30, 2007 (UNAUDITED)

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  FRANKLIN CALIFORNIA INSURED TAX-FREE INCOME FUND                                                PRINCIPAL AMOUNT       VALUE
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
  LONG TERM INVESTMENTS 98.5%
  MUNICIPAL BONDS 98.5%
  CALIFORNIA 98.5%
  ABAG Finance Authority for Nonprofit Corps. COP,
     Lincoln Child Center Inc., California Mortgage Insured, 6.125%, 11/01/24 ................      $  2,055,000    $     2,099,922
     Lytton Gardens Inc., Refunding, California Mortgage Insured, 6.00%, 2/15/30 .............         3,500,000          3,565,765
     Odd Fellows Home, California Mortgage Insured, 6.00%, 8/15/24 ...........................         5,000,000          5,058,700
  ABAG Finance Authority for Nonprofit Corps. Revenue,
     Poway Retirement Housing Foundation Housing Inc. Project, Series A, California
       Mortgage Insured, 5.375%, 11/15/25 ....................................................         5,145,000          5,309,383
     Sansum-Santa Barbara, Refunding, Series A, California Mortgage Insured, 5.60%, 4/01/26 ..         2,750,000          2,852,603
  Acalanes UHSD, GO, Capital Appreciation, Election of 2002, Series A, FGIC Insured, zero
    cpn., 8/01/25 ............................................................................         9,045,000          3,658,160
  Alameda Corridor Transportation Authority Revenue, AMBAC Insured, zero cpn. to 10/01/12,
     5.25% thereafter, 10/01/21 ..............................................................        64,660,000         53,297,298
     5.45% thereafter, 10/01/25 ..............................................................        25,000,000         20,516,750
  Alameda Power and Telecommunication Electric System Revenue COP, Refunding, Series A,
    MBIA Insured, 5.75%, 7/01/30 .............................................................         3,305,000          3,511,728
  Alhambra City Elementary School District GO,
     Capital Appreciation, Election of 1999, Series B, FGIC Insured, zero cpn., 9/01/27 ......         3,035,000          1,171,146
     Series A, FSA Insured, Pre-Refunded, 5.60%, 9/01/24 .....................................         2,065,000          2,169,241
  Antelope Valley UHSD, GO, Series A, MBIA Insured, 5.00%, 2/01/27 ...........................         5,000,000          5,181,050
  Arcadia USD, GO, Capital Appreciation, Election of 2006, Series A, FSA Insured, zero cpn.,
     8/01/29 .................................................................................         5,110,000          1,684,205
     8/01/33 .................................................................................        11,690,000          3,128,010
     8/01/39 .................................................................................         9,620,000          1,865,895
     8/01/46 .................................................................................        27,665,000          3,684,701
  Arcata Joint Powers Financing Authority Wastewater Revenue, FSA Insured, 5.80%, 12/01/22 ...         1,080,000          1,105,844
  Atascadero CDA Tax Allocation, Redevelopment Project, XLCA Insured, 5.00%, 9/01/34 .........         4,315,000          4,445,529
  Bakersfield City School District GO, Series A, FSA Insured, 5.00%,
     11/01/27 ................................................................................         2,415,000          2,529,085
     11/01/28 ................................................................................         2,535,000          2,660,837
  Baldwin Park RDA Tax Allocation, Refunding, FSA Insured, 5.70%, 9/01/25 ....................         4,000,000          4,298,680
  Baldwin Park USD, GO, Election of 2006, FSA Insured, 5.00%, 8/01/31 ........................         5,440,000          5,649,386
  Beaumont USD, COP, Refunding, Series A, FSA Insured, 5.80%, 1/01/21 ........................         1,500,000          1,523,985
  Brea and Olinda USD, GO, Series A, FGIC Insured, 5.60%, 8/01/20 ............................         1,000,000          1,053,570
  Brentwood Infrastructure Financing Authority Infrastructure Revenue, Refunding, Series  A,
    FSA Insured, 5.00%, 9/02/32 ..............................................................         3,800,000          3,906,134
  Cabrillo Community College District GO,
     Capital Appreciation, Election of 2004, Series B, MBIA Insured, zero cpn., 8/01/39 ......        12,570,000          2,400,619
     Series C, AMBAC Insured, Pre-Refunded, 5.375%, 5/01/26 ..................................         5,400,000          5,757,156
  California Community College Financing Authority Lease Revenue, Grossmont Palomar and
    Shasta, Series A, MBIA Insured, 5.125%, 4/01/31 ..........................................         3,030,000          3,162,835
  California Educational Facilities Authority Revenue,
     Pomona College, Series B, Pre-Refunded, 5.50%, 7/01/29 ..................................         4,455,000          4,656,990
     Stanford University, Refunding, Series M, 5.25%, 12/01/26 ...............................         6,450,000          6,532,431
     Stanford University, Refunding, Series O, 5.125%, 1/01/31 ...............................        24,705,000         25,013,812
     Stanford University, Series N, 5.35%, 6/01/27 ...........................................        21,250,000         21,506,275
     Stanford University, Series N, 5.20%, 12/01/27 ..........................................         6,000,000          6,070,980
     University of Southern California, Series C, Pre-Refunded, 5.125%, 10/01/28 .............         3,845,000          3,883,450


                                         Quarterly Statements of Investments | 3

Franklin California Tax-Free Trust

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  FRANKLIN CALIFORNIA INSURED TAX-FREE INCOME FUND                                                PRINCIPAL AMOUNT       VALUE
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
  LONG TERM INVESTMENTS (CONTINUED)
  MUNICIPAL BONDS (CONTINUED)
  CALIFORNIA (CONTINUED)
  California Health Facilities Financing Authority Revenue,
   a Asian Community Center, Series A, AMBAC Insured, 5.00%, 4/01/37 .........................      $ 10,550,000    $    10,749,606
     Catholic Healthcare West, Refunding, ACA Insured, 5.00%, 7/01/28 ........................        10,000,000         10,009,400
     Catholic Healthcare West, Refunding, Series A, 5.00%, 7/01/28 ...........................        12,995,000         13,020,340
     Catholic Healthcare West, Series A, Pre-Refunded, 5.00%, 7/01/28 ........................         2,005,000          2,048,288
     Community Health Facilities, Series A, California Mortgage Insured, 5.80%, 8/01/25 ......         1,095,000          1,135,953
     The Help Group, Refunding, California Mortgage Insured, 5.40%, 8/01/22 ..................         5,000,000          5,105,900
     Kaiser Permanente, Series A, ETM, 5.40%, 5/01/28 ........................................        15,400,000         15,709,694
     Kaiser Permanente, Series B, ETM, 5.00%, 10/01/18 .......................................         5,000,000          5,114,550
     Kaiser Permanente, Series B, ETM, 5.00%, 10/01/20 .......................................         4,000,000          4,090,440
     Marshall Hospital, Refunding, Series A, California Mortgage Insured, 5.30%, 11/01/28 ....         3,325,000          3,374,576
     Northern California Presbyterian, Refunding, 5.40%, 7/01/28 .............................         5,000,000          5,007,500
     Orange County Health Facility, Series A, California Mortgage Insured, 6.20%, 11/01/24 ...         3,435,000          3,510,433
     Senior Living, Aldersly, Series A, California Mortgage Insured, 5.25%, 3/01/32 ..........         2,000,000          2,065,440
     Sutter Health, Refunding, Series A, MBIA Insured, 5.00%, 8/15/19 ........................         1,585,000          1,628,635
     Sutter Health, Refunding, Series A, MBIA Insured, 5.00%, 8/15/38 ........................         3,735,000          3,804,770
     Sutter Health, Series A, MBIA Insured, Pre-Refunded, 5.00%, 8/15/19 .....................           115,000            119,316
     Sutter Health, Series A, MBIA Insured, Pre-Refunded, 5.00%, 8/15/38 .....................           265,000            274,945
     True to Life Children's Services, Series A, California Mortgage
       Insured, 5.625%, 9/01/25 ..............................................................         1,250,000          1,296,413
     UCSF-Stanford Health Care, Series A, FSA Insured, Pre-Refunded, 5.00%, 11/15/28 .........         9,530,000          9,792,456
  California HFAR, Home Mortgage, Series N, AMBAC Insured, zero cpn. to 2/01/10, 6.30%
    thereafter, 8/01/31 ......................................................................           240,000            209,179
  California Infrastructure and Economic Development Bank Revenue, Bay Area Toll
    Bridges, first lien, Series A, AMBAC Insured, Pre-Refunded, 5.00%, 7/01/33 ...............         8,460,000          9,135,108
  California PCFA, PCR, Southern California Edison Co., Refunding, Series C, MBIA
    Insured, 5.55%, 9/01/31 ..................................................................         4,800,000          4,972,704
  California Public School District Financing Authority Lease Revenue, Southern Kern
    USD, Series B, FSA Insured, ETM, 5.90%, 9/01/26 ..........................................         1,615,000          1,886,288
  California State Department of Water Resources Central Valley Project Revenue, Water
    System, Refunding, Series Q, MBIA Insured, 5.375%, 12/01/27 ..............................           365,000            367,843
  California State Department of Water Resources Water Revenue,
     Central Valley Project, Refunding, Series AD, FSA Insured, 5.00%, 12/01/26 ..............         2,170,000          2,266,695
     Refunding, Series W, FSA Insured, 5.125%, 12/01/29 ......................................         5,000,000          5,178,450
     System, Central Valley Project, Refunding, Series AC, MBIA Insured, 5.00%, 12/01/26 .....         3,575,000          3,736,590
  California State GO,
     FGIC Insured, 5.375%, 6/01/26 ...........................................................         1,350,000          1,360,125
     FSA Insured, Pre-Refunded, 5.50%, 9/01/29 ...............................................        34,500,000         36,178,080
     MBIA Insured, 6.00%, 8/01/16 ............................................................           210,000            211,739
     MBIA Insured, 6.00%, 10/01/21 ...........................................................            65,000             65,818
     MBIA Insured, Pre-Refunded, 5.00%, 8/01/29 ..............................................        19,520,000         20,265,664
     Pre-Refunded, 5.00%, 10/01/27 ...........................................................        30,790,000         31,574,529
     Pre-Refunded, 5.125%, 6/01/31 ...........................................................        24,705,000         26,098,115
     Refunding, 5.125%, 6/01/31 ..............................................................           295,000            301,640
     Refunding, MBIA Insured, 5.00%, 8/01/29 .................................................           730,000            750,535


4 | Quarterly Statements of Investments

Franklin California Tax-Free Trust

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  FRANKLIN CALIFORNIA INSURED TAX-FREE INCOME FUND                                                PRINCIPAL AMOUNT       VALUE
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
  LONG TERM INVESTMENTS (CONTINUED)
  MUNICIPAL BONDS (CONTINUED)
  CALIFORNIA (CONTINUED)
  California State Local Government Finance Authority Revenue, Marin Valley Mobile, Senior
    Series A, FSA Insured, 5.80%, 10/01/20 ...................................................      $  4,275,000    $     4,367,468
  California State Public Works Board Lease Revenue, Department of Mental Health
    Hospital, Series A, AMBAC Insured, 5.00%,
     12/01/21 ................................................................................         4,100,000          4,264,902
     12/01/26 ................................................................................         5,675,000          5,838,156
  California State University Foundation Revenue, Monterey Bay, MBIA Insured,
    Pre-Refunded, 5.35%, 6/01/31 .............................................................         2,000,000          2,129,540
  California State University of Los Angeles Auxiliary Services Inc. Revenue, MBIA
    Insured, Pre-Refunded, 5.125%, 6/01/33 ...................................................         3,200,000          3,382,720
  California State University Revenue and Colleges Revenue, Systemwide, Refunding, Series
    A, AMBAC Insured, 5.00%, 11/01/33 ........................................................        22,000,000         22,513,700
  California Statewide CDA,
     COP, Children's Hospital, Los Angeles, 5.25%, 8/15/29 ...................................        12,250,000         12,257,717
     COP, Kaiser Permanente, ETM, 5.30%, 12/01/15 ............................................         9,700,000         10,204,206
     COP, MBIA Insured, 5.00%, 4/01/18 .......................................................         3,000,000          3,045,720
     COP, Refunding, California Mortgage Insured, 5.75%, 8/01/21 .............................         9,585,000          9,949,230
     COP, Refunding, FSA Insured, 5.50%, 8/15/31 .............................................         7,000,000          7,280,000
     MFHR, Silver Ridge Apartments, Mandatory Put 8/01/21, Series H, FNMA Insured,
       5.80%, 8/01/33 ........................................................................         2,785,000          2,914,168
  California Statewide CDA Revenue,
     Brentwood School, Series A, FSA Insured, Pre-Refunded, 5.25%, 10/01/29 ..................         7,625,000          7,777,500
     COP, John Muir/Mt. Diablo Health System, MBIA Insured, 5.125%, 8/15/22 ..................         5,000,000          5,104,800
     Hospital Monterey Peninsula, Series B, FSA Insured, 5.25%, 6/01/23 ......................         2,000,000          2,117,100
     Refunding, California Mortgage Insured, 5.00%, 8/01/21 ..................................         2,035,000          2,086,526
     St. Ignatius College Preparatory, AMBAC Insured, 5.00%, 6/01/37 .........................         7,215,000          7,466,082
  California Statewide CDA Water and Wastewater Revenue, Pooled Financing Program,
     Refunding, Series A, FSA Insured, 5.00%, 10/01/32 .......................................         9,320,000          9,564,091
     Refunding, Series B, FSA Insured, 5.75%, 10/01/29 .......................................         1,465,000          1,524,362
     Series B, FSA Insured, Pre-Refunded, 5.65%, 10/01/26 ....................................         2,400,000          2,550,072
     Series B, FSA Insured, Pre-Refunded, 5.65%, 10/01/26 ....................................         1,020,000          1,078,079
  Campbell USD, GO, FSA Insured, 5.00%, 8/01/27 ..............................................         7,150,000          7,365,215
  Castaic Lake Water Agency Revenue COP,
     1999 Project, Refunding, AMBAC Insured, 4.50%, 8/01/26 ..................................         7,700,000          7,593,740
     Series A, MBIA Insured, 5.00%, 8/01/29 ..................................................         8,000,000          8,177,280
  Chabot-Las Positas Community College District GO, Capital Appreciation Bonds, Series
    C, AMBAC Insured, zero cpn.,
     8/01/35 .................................................................................        10,000,000          2,489,000
     8/01/36 .................................................................................        10,000,000          2,365,400
     8/01/37 .................................................................................        15,045,000          3,378,054
  Chaffey Community College District GO,
     Refunding, Series A, FSA Insured, 5.00%, 7/01/27 ........................................           270,000            280,346
     Series A, FSA Insured, Pre-Refunded, 5.00%, 7/01/27 .....................................         5,480,000          5,887,657
  Charter Oak USD, GO, Election of 2000, Series D, FGIC Insured, 5.00%, 8/01/30 ..............         3,115,000          3,250,316
  Chico PFAR, Merged Redevelopment Project Area, MBIA Insured, 5.125%, 4/01/24 ...............         2,790,000          2,916,387


                                         Quarterly Statements of Investments | 5

Franklin California Tax-Free Trust

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  FRANKLIN CALIFORNIA INSURED TAX-FREE INCOME FUND                                                PRINCIPAL AMOUNT       VALUE
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
  LONG TERM INVESTMENTS (CONTINUED)
  MUNICIPAL BONDS (CONTINUED)
  CALIFORNIA (CONTINUED)
  Chino Basin Regional Financing Authority Revenue, Municipal Water District, Sewer System
    Project, Refunding, AMBAC Insured, 6.00%, 8/01/16 ........................................      $  2,000,000    $     2,002,240
  Chula Vista Elementary School District GO, Election of 1998, Series F, MBIA Insured,
    5.00%, 8/01/28 ...........................................................................         2,685,000          2,793,420
  Clovis PFAR, 2001 Corp. Yard Project, AMBAC Insured, 5.00%, 3/01/27 ........................         3,265,000          3,370,394
  Compton USD, GO, Election of 2002, Series B, MBIA Insured, Pre-Refunded, 5.00%, 6/01/29 ....         2,000,000          2,169,360
  Corona-Norco USD,
     COP, Refunding, FSA Insured, 5.125%, 4/15/25 ............................................         5,355,000          5,501,299
     COP, Refunding, FSA Insured, 5.125%, 4/15/29 ............................................         2,540,000          2,606,929
     GO, Capital Appreciation, Refunding, Series B, FSA Insured, zero cpn., 3/01/25 ..........         1,400,000            625,646
     GO, Capital Appreciation, Series B, FSA Insured, zero cpn., 9/01/23 .....................         2,320,000          1,121,697
     GO, Capital Appreciation, Series B, FSA Insured, zero cpn., 9/01/24 .....................         2,620,000          1,204,204
     GO, Capital Appreciation, Series C, FGIC Insured, zero cpn., 9/01/25 ....................         4,655,000          2,032,699
     GO, Capital Appreciation, Series C, FGIC Insured, zero cpn., 9/01/26 ....................         6,080,000          2,520,890
     GO, Election of 2006, Series A, FSA Insured, 5.00%, 8/01/26 .............................         1,605,000          1,686,309
     GO, Election of 2006, Series A, FSA Insured, 5.00%, 8/01/27 .............................         2,000,000          2,096,420
  Coronado CDA Tax Allocation, Community Development Project, MBIA Insured, 5.375%, 9/01/26 ..         2,700,000          2,857,518
  Cucamonga County Water District COP, FGIC Insured, 5.00%, 9/01/29 ..........................         5,070,000          5,207,346
  Culver City USD, GO, MBIA Insured, Pre-Refunded,
     5.125%, 8/01/37 .........................................................................           650,000            665,633
     5.20%, 8/01/38 ..........................................................................         3,285,000          3,422,050
  Delano USD, COP, Refinancing Project, MBIA Insured, 5.125%, 1/01/22 ........................         1,620,000          1,779,311
  East Bay MUD Water System Revenue, Refunding, MBIA Insured, 5.00%, 6/01/26 .................        14,000,000         14,739,760
  El Centro Financing Authority Wastewater Revenue, Series A, FSA Insured, 5.25%, 10/01/35 ...         6,200,000          6,564,374
  El Monte City School District GO, Election of 2004,
     Series A, FGIC Insured, 5.00%, 5/01/30 ..................................................         4,500,000          4,672,215
     Series B, FSA Insured, 5.00%, 8/01/32 ...................................................         5,535,000          5,788,337
  El Monte Water Authority Revenue, Water System Project, AMBAC Insured,
    Pre-Refunded, 5.60%, 9/01/34 .............................................................         1,800,000          1,940,400
  Escondido Joint Powers Financing Authority Lease Revenue, AMBAC Insured, 5.125%, 9/01/30 ...         3,770,000          3,859,274
  Escondido USD, GO, Series A, FSA Insured, Pre-Refunded, 5.00%, 8/01/26 .....................        11,665,000         12,446,205
  Eureka USD, GO, FSA Insured, 5.00%, 8/01/25 ................................................         4,145,000          4,318,966
  Fairfield Suisun USD, GO,
     Election of 2002, MBIA Insured, 5.00%, 8/01/25 ..........................................         4,185,000          4,374,120
     MBIA Insured, 5.00%, 8/01/27 ............................................................        12,000,000         12,465,840
  Florin Resource Conservation District COP, Elk Grove Water Service, Refunding, Series
    A, MBIA Insured, 5.00%, 3/01/33 ..........................................................         5,000,000          5,140,900
  Folsom COP, Central Business District Fire Station, MBIA Insured, 5.125%, 10/01/26 .........         2,030,000          2,122,040
  Foothill/Eastern Corridor Agency Toll Road Revenue,
     Capital Appreciation, Refunding, MBIA Insured, zero cpn., 1/15/17 .......................        20,000,000         12,648,800
     Capital Appreciation, Refunding, MBIA Insured, zero cpn., 1/15/18 .......................        25,000,000         14,908,500
     Capital Appreciation, Refunding, MBIA Insured, zero cpn., 1/15/19 .......................         5,970,000          3,348,513
     senior lien, Refunding, Series A, MBIA Insured, 5.00%, 1/01/35 ..........................        66,735,000         67,734,023
  Franklin-McKinley School District GO, Election of 2004, Series A, FGIC Insured,
    5.00%, 8/01/29 ...........................................................................         5,280,000          5,494,632


6 | Quarterly Statements of Investments

Franklin California Tax-Free Trust

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  FRANKLIN CALIFORNIA INSURED TAX-FREE INCOME FUND                                                PRINCIPAL AMOUNT       VALUE
-----------------------------------------------------------------------------------------------------------------------------------
  LONG TERM INVESTMENTS (CONTINUED)
  MUNICIPAL BONDS (CONTINUED)
  CALIFORNIA (CONTINUED)
  Fresno USD, GO, Refunding,
     Series B, MBIA Insured, 5.00%, 2/01/21 ..................................................      $  2,860,000    $     3,085,454
     Series C, MBIA Insured, 5.90%, 2/01/20 ..................................................         2,065,000          2,404,321
     Series C, MBIA Insured, 5.90%, 8/01/22 ..................................................         3,000,000          3,486,420
  Fullerton School District GO, Capital Appreciation, Series A, FGIC Insured,
    zero cpn.,8/01/23 ........................................................................         3,030,000          1,470,550
  Fullerton University Foundation Auxiliary Organization Revenue, Series A, MBIA Insured,
     5.75%,
     7/01/25 .................................................................................         1,250,000          1,331,563
     7/01/30 .................................................................................         1,000,000          1,063,900
  Gilroy USD, GO, Election of 2002, FGIC Insured, 5.00%, 8/01/30 .............................         8,650,000          8,990,031
  Glendale USD, GO, Series C, FSA Insured, 5.50%, 9/01/24 ....................................         2,750,000          2,867,618
  Glendora PFAR Tax Allocation, Project No. 1, Refunding, Series A, MBIA Insured, 5.00%,
    9/01/24 ..................................................................................         5,000,000          5,194,000
  Grossmont UHSD,
     COP, FSA Insured, Pre-Refunded, 5.75%, 9/01/26 ..........................................         2,250,000          2,341,643
     GO, Capital Appreciation, Election of 2004, FSA Insured, zero cpn., 8/01/24 .............         5,110,000          2,357,652
  Hartnell Community College District GO, Election of 2002, Series B, FSA Insured, 5.00%,
    6/01/31 ..................................................................................         5,000,000          5,210,150
  Hollister RDA Tax Allocation, Community Development Project, Refunding, AMBAC Insured,
    5.125%, 10/01/32 .........................................................................        19,815,000         20,596,504
  Huntington Beach City and School District COP, MBIA Insured, Pre-Refunded,
    5.25%, 7/01/29 ...........................................................................         1,795,000          1,885,791
  Huntington Beach UHSD, GO, Election of 2004, FGIC Insured, 5.00%, 8/01/35 ..................         3,000,000          3,117,900
  Jefferson San Mateo County UHSD, GO, Refunding, Series A, MBIA Insured, 6.45%,
     8/01/25 .................................................................................         3,045,000          3,781,555
     8/01/29 .................................................................................         3,075,000          3,904,266
  Jurupa Community Services District Special Tax, CFD No. 2, Series A, AMBAC Insured, 5.00%,
    9/01/32 ..................................................................................         7,000,000          7,164,780
  Jurupa USD, COP, FSA Insured, 5.625%, 9/01/24 ..............................................         1,600,000          1,694,672
  Kern Community College District COP, Refunding, MBIA Insured, 5.00%, 1/01/25 ...............         7,800,000          7,896,720
  Kern High School District GO,
     Election of 2004, Series C, FGIC Insured, 5.00%, 8/01/33 ................................         7,535,000          7,813,494
     FSA Insured, ETM, 6.625%, 8/01/14 .......................................................         1,535,000          1,817,854
     FSA Insured, ETM, 6.625%, 8/01/15 .......................................................         1,400,000          1,680,224
  Lancaster Financing Authority Tax Allocation Revenue, Subordinated, Redevelopment Projects
    No. 5 and 6, Series B, FGIC Insured, 5.00%, 2/01/35 ......................................         5,775,000          5,948,134
  Lancaster School District GO, Capital Appreciation, Election of 1999, MBIA Insured, zero cpn.,
     8/01/25 .................................................................................         5,495,000          2,408,733
     7/01/26 .................................................................................         5,965,000          2,492,475
  Las Virgenes USD, GO, Series A, FSA Insured, 5.00%, 8/01/28 ................................         5,245,000          5,468,962
  Lodi COP, Wastewater Treatment Project, Refunding, AMBAC Insured, 6.70%, 8/01/26 ...........         8,575,000          8,791,090
  Lodi Electric Systems Revenue COP, Series A, MBIA Insured, Pre-Refunded, 5.50%, 1/15/32 ....         4,000,000          4,144,760
  Lodi USD, GO, MBIA Insured, 5.00%, 8/01/23 .................................................         2,150,000          2,227,185
  Lodi USD School Facilities Improvement District No. 1 GO, Election of 2006, FSA Insured,
     5.00%,
     8/01/30 .................................................................................         6,450,000          6,734,767
     8/01/32 .................................................................................         8,220,000          8,562,938


                                         Quarterly Statements of Investments | 7

Franklin California Tax-Free Trust

-----------------------------------------------------------------------------------------------------------------------------------
  FRANKLIN CALIFORNIA INSURED TAX-FREE INCOME FUND                                                PRINCIPAL AMOUNT       VALUE
-----------------------------------------------------------------------------------------------------------------------------------
  LONG TERM INVESTMENTS (CONTINUED)
  MUNICIPAL BONDS (CONTINUED)
  CALIFORNIA (CONTINUED)
  Lompoc USD, GO, Election of 2002, Series C, FSA Insured, 5.00%,
     6/01/27 .................................................................................      $  3,020,000    $     3,175,772
     6/01/32 .................................................................................         3,000,000          3,135,450
  Long Beach Bond Finance Authority Lease Revenue,
     Aquarium of The South Pacific, Refunding, AMBAC Insured, 5.00%, 11/01/19 ................         4,000,000          4,185,800
     Aquarium of The South Pacific, Refunding, AMBAC Insured, 5.00%, 11/01/26 ................        11,000,000         11,367,840
     Aquarium of The South Pacific, Refunding, AMBAC Insured, 5.25%, 11/01/30 ................         2,000,000          2,090,420
     Public Safety Facilities Projects, AMBAC Insured, 5.00%, 11/01/26 .......................         6,780,000          6,975,535
     Public Safety Facilities Projects, AMBAC Insured, 5.00%, 11/01/31 .......................        10,500,000         10,759,560
  Long Beach Bond Finance Authority Tax Allocation Revenue, North Long Beach Redevelopment
     Projects, Series A, AMBAC Insured,
     5.00%, 8/01/25 ..........................................................................         7,015,000          7,232,816
     5.00%, 8/01/31 ..........................................................................         3,135,000          3,215,820
     Pre-Refunded, 5.00%, 8/01/25 ............................................................         6,535,000          6,972,649
     Pre-Refunded, 5.00%, 8/01/31 ............................................................         8,865,000          9,458,689
  Long Beach University School District GO, Election of 1999, Series C, MBIA Insured,
    5.125%,8/01/31 ...........................................................................        13,870,000         14,204,128
  Los Angeles Community College District GO,
     Series A, MBIA Insured, Pre-Refunded, 5.00%, 6/01/26 ....................................         4,000,000          4,220,360
     Series B, FSA Insured, 5.00%, 8/01/27 ...................................................         4,000,000          4,155,280
  Los Angeles COP,
     Municipal Improvement Corp. of Los Angeles, Program AW Certificates, AMBAC Insured,
       5.00%, 6/01/27 ........................................................................         5,895,000          6,073,206
     Real Property Program, MBIA Insured, 5.00%, 2/01/27 .....................................         9,890,000         10,164,052
  Los Angeles County COP, Antelope Valley Courthouse, Series A, AMBAC Insured,
     Pre-Refunded,5.25%,
     11/01/27 ................................................................................         2,500,000          2,631,000
     11/01/33 ................................................................................         2,500,000          2,631,000
  Los Angeles County Public Works Financing Authority Lease Revenue, Master Refunding Project,
    Refunding, Series B, FGIC Insured, 5.00%, 9/01/31 ........................................         7,600,000          7,870,484
  Los Angeles County Sanitation Districts Financing Authority Revenue, Capital Projects,
    District No. 14, Sub Series B, FGIC Insured, 5.00%, 10/01/29 .............................         6,460,000          6,683,645
  Los Angeles Department of Water and Power Waterworks Revenue, System, Sub Series A-2,AMBAC
    Insured, 5.00%, 7/01/44 ..................................................................        25,000,000         25,895,750
  Los Angeles Mortgage Revenue, Refunding, Series I, MBIA Insured, 6.50%, 7/01/22 ............           755,000            754,887
  Los Angeles USD, GO, Election of 2002, Series C, FSA Insured, 5.00%, 7/01/32 ...............        19,000,000         19,863,550
  Los Angeles Wastewater System Revenue, Refunding, MBIA Insured, 5.00%, 6/01/26 .............        10,000,000         10,347,900
  Los Angeles Water and Power Revenue,
   a Power System A-1, Series A, AMBAC Insured, 5.00%, 7/01/37 ...............................        20,000,000         20,761,800
     Power System, Refunding, Series A, MBIA Insured, 5.00%, 7/01/24 .........................        12,000,000         12,225,960
  Lynwood PFA Tax Allocation, Project Area A, Refunding, Series A, FSA Insured,
    5.85%,9/01/18 ............................................................................         1,765,000          1,857,486
  Lynwood PFA Water Revenue, Water System Improvement Project, MBIA Insured,
     5.85%, 6/01/22 ..........................................................................           665,000            696,248
     5.90%, 6/01/29 ..........................................................................         3,105,000          3,252,363
  Madera PFA Water and Wastewater Revenue, Refunding, MBIA Insured, 5.00%, 3/01/36 ...........         2,000,000          2,069,300
  Marin Municipal Water District COP, Financing Project, AMBAC Insured, 5.00%, 7/01/29 .......         1,200,000          1,242,960


8 | Quarterly Statements of Investments

Franklin California Tax-Free Trust

-----------------------------------------------------------------------------------------------------------------------------------
  FRANKLIN CALIFORNIA INSURED TAX-FREE INCOME FUND                                                PRINCIPAL AMOUNT       VALUE
-----------------------------------------------------------------------------------------------------------------------------------
  LONG TERM INVESTMENTS (CONTINUED)
  MUNICIPAL BONDS (CONTINUED)
  CALIFORNIA (CONTINUED)
  Mendocino County COP, Public Facilities Corp., MBIA Insured, 5.25%, 6/01/30 ................      $  2,680,000    $     2,816,734
  Merced Irrigation District Electricity System Revenue, Refunding, XLCA Insured,
    5.00%, 9/01/26 ...........................................................................        10,000,000         10,397,000
  Millbrae COP, Police Department Expansion, AMBAC Insured, 5.875%, 3/01/24 ..................         1,025,000          1,080,494
  Modesto Irrigation District COP, Capital Improvements, Series A, FSA Insured, 5.00%,
     7/01/26 .................................................................................         5,000,000          5,132,200
     7/01/31 .................................................................................         8,285,000          8,471,744
  Modesto Wastewater Treatment Facility Revenue, MBIA Insured, Pre-Refunded, 5.75%,
    11/01/22 .................................................................................        14,375,000         14,543,475
  Monrovia USD, GO, Election of 2006, Series A, FSA Insured, 5.00%, 8/01/31 ..................         4,915,000          5,124,871
  Montebello Community RDA Tax Allocation, Montebello Hills Redevelopment Project, Refunding,
    MBIA Insured, 5.60%, 3/01/19 .............................................................         2,460,000          2,480,049
  Montebello COP, Capital Improvement Project, Refunding, FSA Insured, 5.375%,11/01/26 .......         8,715,000          9,241,560
  Moreno Valley USD, GO, Election of 2004, Series A, FSA Insured, 5.00%, 8/01/26 .............         4,000,000          4,346,200
  Morgan Hill USD, GO, FGIC Insured, Pre-Refunded, 5.50%, 8/01/25 ............................         3,840,000          4,088,218
  Mount Diablo USD, GO, Election of 2002,
     FGIC Insured, 5.00%, 7/01/25 ............................................................         6,025,000          6,259,011
     MBIA Insured, 5.00%, 6/01/28 ............................................................         1,465,000          1,530,280
     MBIA Insured, 5.00%, 6/01/29 ............................................................         1,590,000          1,657,893
  Murrieta Valley USD, COP, MBIA Insured, 5.00%, 8/01/27 .....................................         2,380,000          2,466,180
  Natomas USD, GO, FSA Insured, 5.00%, 9/01/26 ...............................................         2,535,000          2,632,014
  Nevada Joint UHSD, GO,
     Election of 2002, Series B, FSA Insured, 5.00%, 8/01/30 .................................         5,125,000          5,326,464
     Series A, FSA Insured, 5.00%, 8/01/26 ...................................................         1,295,000          1,339,198
  Newark USD, GO, Capital Appreciation,
     Series B, FGIC Insured, zero cpn., 8/01/24 ..............................................         9,905,000          3,824,915
     Series C, FSA Insured, zero cpn., 8/01/22 ...............................................         2,165,000          1,010,752
     Series C, FSA Insured, zero cpn., 8/01/23 ...............................................         2,465,000          1,078,955
     Series C, FSA Insured, zero cpn., 8/01/24 ...............................................         2,560,000          1,056,230
     Series C, FSA Insured, zero cpn., 8/01/25 ...............................................         2,705,000          1,052,002
  Norco RDA Tax Allocation, Redevelopment Project Area No. 1, MBIA Insured, 5.625%, 3/01/30 ..         1,000,000          1,061,570
  Northern California Public Power Agency Revenue, AMBAC Insured, Pre-Refunded,
    7.50%, 7/01/23 ...........................................................................         3,200,000          4,205,504
  Oakland Revenue, 1800 Harrison Foundation, Series A, AMBAC Insured, Pre-Refunded, 6.00%,
    1/01/29 ..................................................................................        10,000,000         10,547,800
  Oceanside COP, AMBAC Insured, 5.20%, 4/01/23 ...............................................         2,500,000          2,615,275
  Orange County Sanitation Districts COP, FGIC Insured, 5.00%, 2/01/33 .......................         8,000,000          8,190,240
  Orinda COP, City Offices, AMBAC Insured, 5.00%, 7/01/30 ....................................         2,155,000          2,231,783
  Palm Springs Financing Authority Lease Revenue, Convention Center Project, Refunding, Series
    A, MBIA Insured, 5.00%, 11/01/25 .........................................................         2,295,000          2,375,463
  Parlier USD, GO, Series B, AMBAC Insured, Pre-Refunded, 6.00%, 6/01/16 .....................         1,130,000          1,145,786
  Pasadena Area Community College District GO, Election of 2002, Series A, FGIC Insured,
    5.00%, 6/01/28 ...........................................................................         4,000,000          4,301,280
  Pasadena USD, GO, Series B, FGIC Insured, Pre-Refunded, 5.25%, 7/01/24 .....................         1,000,000          1,041,140


                                         Quarterly Statements of Investments | 9

Franklin California Tax-Free Trust

-----------------------------------------------------------------------------------------------------------------------------------
  FRANKLIN CALIFORNIA INSURED TAX-FREE INCOME FUND                                                PRINCIPAL AMOUNT       VALUE
-----------------------------------------------------------------------------------------------------------------------------------
  LONG TERM INVESTMENTS (CONTINUED)
  MUNICIPAL BONDS (CONTINUED)
  CALIFORNIA (CONTINUED)
  Patterson Joint USD, GO, Capital Appreciation,
     Series A, FGIC Insured, zero cpn., 8/01/22 ..............................................      $  1,900,000    $       969,437
     Series A, FGIC Insured, zero cpn., 8/01/24 ..............................................         2,075,000            957,364
     Series A, FGIC Insured, zero cpn., 8/01/25 ..............................................         2,170,000            951,220
     Series A, FGIC Insured, zero cpn., 8/01/26 ..............................................         2,265,000            942,761
     Series C, FGIC Insured, zero cpn., 8/01/23 ..............................................         1,985,000            963,380
  Peralta Community College District GO, Election of 2000, Series B, MBIA Insured,
    5.25%,8/01/32 ............................................................................         8,450,000          8,866,416
  Perris CFD Special Tax, CFD No. 93-1, Series A, AMBAC Insured, 5.125%, 8/15/23 .............         4,000,000          4,213,640
  Plumas County COP, Capital Improvement Program, Series A, AMBAC Insured, 5.00%, 6/01/33 ....         3,280,000          3,377,088
  Pomona PFA Lease Revenue, Series AN, AMBAC Insured, 5.00%,
     10/01/30 ................................................................................         5,190,000          5,380,265
     10/01/35 ................................................................................         6,635,000          6,855,680
  Porterville COP, Sewer System Refining Project, Refunding, AMBAC Insured, 5.25%, 10/01/23 ..         3,000,000          3,063,810
  Poway RDA Tax Allocation,
     MBIA Insured, Pre-Refunded, 5.75%, 6/15/33 ..............................................         9,250,000         10,063,445
     Paguay Redevelopment Project, AMBAC Insured, 5.00%, 12/15/25 ............................         9,195,000          9,478,482
     Refunding, MBIA Insured, 5.75%, 6/15/33 .................................................         2,225,000          2,402,310
  Rancho Cucamonga RDA Tax Allocation, Rancho Redevelopment Project,
     Housing Set Aside, MBIA Insured, 5.25%, 9/01/26 .........................................         2,000,000          2,021,200
     Refunding, FSA Insured, 5.25%, 9/01/20 ..................................................         2,500,000          2,588,925
  Redwood City School District GO, FGIC Insured, 5.00%, 7/15/27 ..............................         3,000,000          3,097,590
  Rescue USD, GO, Election of 1998, MBIA Insured, 5.00%, 9/01/30 .............................         7,015,000          7,293,355
  Ripon RDA Tax Allocation, Community Redevelopment Project, MBIA Insured, Pre-Refunded, 5.85%,
    11/01/30 .................................................................................         3,975,000          4,326,390
  Riverside County COP, Historic Courthouse, MBIA Insured, Pre-Refunded, 5.875%, 11/01/27 ....         3,000,000          3,065,370
  Rohnert Park Community Development Commission Tax Allocation, Redevelopment Project, Series
    R, FGIC Insured, 5.00%, 8/01/37 ..........................................................         5,000,000          5,136,450
  Roseville Financing Authority Revenue, senior lien, Series A, AMBAC Insured,
    5.00%, 9/01/25 ...........................................................................         5,675,000          5,889,628
  Rowland USD, GO, Series A, FSA Insured, Pre-Refunded, 5.25%, 9/01/25 .......................         5,685,000          6,022,291
  Sacramento Area Flood Control Agency Revenue, Consolidated, Capital AD, Refunding, Series A,
    FGIC Insured, 5.00%, 10/01/32 ............................................................         5,000,000          5,191,300
  Sacramento Area Flood Control Agency Special Assessment, Subordinated, Capital AD No. 2, FGIC
    Insured, 5.80%, 11/01/16 .................................................................         1,000,000          1,021,800
  Sacramento City Financing Authority Revenue,
     Capital Improvement, Series A, AMBAC Insured, Pre-Refunded, 5.00%, 12/01/26 .............         8,395,000          8,838,592
     Capital Improvement, Series A, AMBAC Insured, Pre-Refunded, 5.00%, 12/01/32 .............        21,500,000         22,636,060
     City Hall and Redevelopment Projects, Series A, FSA Insured, Pre-Refunded,
       5.00%, 12/01/28 .......................................................................        10,000,000         10,712,000
  Sacramento County Sanitation District Financing Authority Revenue, Sacramento Regional
    County Sanitation District, Series A, AMBAC Insured, Pre-Refunded, 5.00%, 12/01/35 .......        10,000,000         10,902,700
  Salida Area Public Facilities Financing Agency CFD, Special Tax, No. 1988-1, FSA
    Insured, 5.75%, 9/01/30 ..................................................................         3,435,000          3,684,999
  Salida USD, COP, Financing Project, AMBAC Insured, 5.375%, 5/01/26 .........................         1,645,000          1,647,139


10 | Quarterly Statements of Investments

Franklin California Tax-Free Trust

-----------------------------------------------------------------------------------------------------------------------------------
  FRANKLIN CALIFORNIA INSURED TAX-FREE INCOME FUND                                                PRINCIPAL AMOUNT       VALUE
-----------------------------------------------------------------------------------------------------------------------------------
  LONG TERM INVESTMENTS (CONTINUED)
  MUNICIPAL BONDS (CONTINUED)
  CALIFORNIA (CONTINUED)
  Salinas UHSD, GO, Election of 2002, Series B, MBIA Insured, 5.00%, 6/01/31 .................      $  5,000,000    $     5,191,950
  San Bernardino City USD, GO, Election of 2004, Series B, FSA Insured, 5.00%, 8/01/28 .......        14,170,000         14,765,140
  San Bernardino County COP, 1997 Public Improvement Financing Project, MBIA Insured, 5.25%,
    10/01/25 .................................................................................         7,000,000          7,148,890
  San Bernardino County SFMR, Capital Appreciation, Series A, GNMA Insured, ETM, zero
    cpn., 5/01/22 ............................................................................        28,405,000         12,854,967
  San Buenaventura Public Facilities Financing Authority Lease Revenue, Refunding, FSA
    Insured, 5.75%, 6/01/14 ..................................................................         2,250,000          2,258,753
  San Carlos School District GO, MBIA Insured, Pre-Refunded, 5.50%, 10/01/24 .................         2,110,000          2,235,883
  San Diego Public Facilities Financing Authority Sewer Revenue, Series B, FGIC
    Insured, 5.25%, 5/15/27 ..................................................................         2,950,000          2,982,981
  San Francisco BART District Sales Tax Revenue,
     5.00%, 7/01/28 ..........................................................................         2,795,000          2,841,844
     FGIC Insured, Pre-Refunded, 5.50%, 7/01/26 ..............................................         6,500,000          6,794,710
     FGIC Insured, Pre-Refunded, 5.50%, 7/01/34 ..............................................        12,000,000         12,544,080
  San Francisco City and County Airports Commission International Airport Revenue,
     Refunding, Second Series 28A, MBIA Insured, 5.125%,
     5/01/24 .................................................................................         9,745,000         10,055,086
     5/01/27 .................................................................................        16,575,000         17,005,618
  San Francisco City and County Public Utilities Commission Water Revenue, Refunding,Series
    A, FSA Insured, 5.00%, 11/01/31 ..........................................................         3,885,000          4,000,229
  San Francisco Community College District GO, Series A, FGIC Insured, 5.00%, 6/15/26 ........         6,000,000          6,212,760
  San Francisco State University Foundation Inc. Auxiliary Organization Housing Revenue, MBIA
    Insured, 5.00%, 9/01/31 ..................................................................        13,415,000         14,286,573
  San Gabriel USD, GO, Capital Appreciation,
     Election of 2002, Series C, FSA Insured, zero cpn., 8/01/30 .............................         5,635,000          1,899,784
     Election of 2002, Series C, FSA Insured, zero cpn., 8/01/31 .............................         5,870,000          1,878,224
     Election of 2002, Series C, FSA Insured, zero cpn., 7/01/32 .............................         6,115,000          1,863,669
     Series A, FSA Insured, zero cpn., 8/01/26 ...............................................         3,530,000          1,469,292
     Series A, FSA Insured, zero cpn., 2/01/27 ...............................................         1,850,000            748,066
  San Joaquin Delta Community College District GO, Election of 2004, Series A, FSA Insured,
     5.00%, 8/01/29 ..........................................................................           520,000            541,138
     Pre-Refunded, 5.00%, 8/01/29 ............................................................         4,530,000          4,939,693
  San Joaquin Hills Transportation Corridor Agency Toll Road Revenue,
     Capital Appreciation, Refunding, Series A, MBIA Insured, zero cpn., 1/15/26 .............        13,155,000          5,566,144
     Refunding, Series A, MBIA Insured, 5.375%, 1/15/29 ......................................        18,075,000         18,344,317
     Refunding, Series A, MBIA Insured, 5.25%, 1/15/30 .......................................        11,860,000         12,032,682
     senior lien, MBIA Insured, 5.00%, 1/01/33 ...............................................        10,035,000         10,045,436
  San Jose Airport Revenue, Refunding, Series B, AMBAC Insured, 5.00%, 3/01/33 ...............        12,135,000         12,520,650
  San Jose Financing Authority Lease Revenue, Civic Center Project, Series B, AMBAC
    Insured, 5.00%, 6/01/27 ..................................................................        10,000,000         10,254,000
  San Jose MFHR, Sixth and Martha Family Apartments, FNMA Insured, 5.875%, 3/01/33 ...........         3,500,000          3,606,715
  San Juan USD, GO, Election of 1998, Series A, MBIA Insured, 5.00%, 8/01/28 .................         5,115,000          5,281,544
  San Leandro COP, Library and Fire Stations Financing, AMBAC Insured, Pre-Refunded,
    5.75%, 11/01/29 ..........................................................................         5,000,000          5,331,050


                                        Quarterly Statements of Investments | 11

Franklin California Tax-Free Trust

-----------------------------------------------------------------------------------------------------------------------------------
  FRANKLIN CALIFORNIA INSURED TAX-FREE INCOME FUND                                                PRINCIPAL AMOUNT       VALUE
-----------------------------------------------------------------------------------------------------------------------------------
  LONG TERM INVESTMENTS (CONTINUED)
  MUNICIPAL BONDS (CONTINUED)
  CALIFORNIA (CONTINUED)
  San Marcos Public Facilities Authority Revenue, Senior Tax Increment Project Area 3, Series
    A, MBIA Insured, Pre-Refunded,
     5.75%, 10/01/29 .........................................................................      $  5,340,000    $     5,787,759
     5.80%, 10/01/30 .........................................................................         7,800,000          8,416,200
  San Marino USD, GO, Series A, MBIA Insured, zero cpn., 7/01/25 .............................         6,080,000          2,675,504
  San Mateo County Community College District GO, Election of 2001, Series C, 5.00%,
    3/01/31 ..................................................................................         3,760,000          3,900,962
  San Mateo GO, Library Improvement Project, Series A, AMBAC Insured, 5.25%, 8/01/30 .........         5,790,000          6,129,699
  Santa Ana USD, COP, Capital Appreciation Financing Project, FSA Insured, zero cpn.,
    4/01/24 ..................................................................................        14,245,000          6,620,221
  Santa Clara COP, Refunding, AMBAC Insured, 5.00%, 2/01/27 ..................................         5,555,000          5,714,095
  Santa Clara County Financing Authority Lease Revenue, Refunding, Series A, AMBAC Insured,
    5.00%, 11/15/22 ..........................................................................         3,950,000          4,033,385
  Santa Monica PFA Lease Revenue, Civic Center Parking Project, XLCA Insured, 5.00%,
    7/01/33 ..................................................................................        11,050,000         11,380,505
  Santa Rosa Wastewater Revenue, Series B, FGIC Insured, Pre-Refunded, 5.125%, 9/01/31 .......         4,000,000          4,241,680
  Santa Rosa Wastewater Service Facilities District Revenue, Refunding and Improvement, AMBAC
    Insured, 6.00%, 7/02/15 ..................................................................         2,000,000          2,198,000
  Shasta Tehama Trinity Joint Community College District GO, Election of 2002, Series B, FSA
    Insured, 5.00%, 8/01/30 ..................................................................         9,070,000          9,464,001
  Sonoma CDA Tax Allocation, Redevelopment Project, MBIA Insured, 5.70%, 12/01/30 ............         3,455,000          3,662,369
  South Gate COP, Series A, AMBAC Insured, 5.00%, 9/01/24 ....................................         3,155,000          3,276,152
  South San Francisco COP, Conference Center Financing, 5.00%, 4/01/29 .......................         2,000,000          2,026,840
  Southern California Public Power Authority Power Project Revenue, Series A, AMBAC Insured,
    Pre-Refunded, 5.00%, 7/01/33 .............................................................        29,000,000         31,212,990
  Southern Kern USD, COP, Capital Appreciation, Building Program, Series B, FSA Insured,
    5.625%, 9/01/26 ..........................................................................         2,250,000          2,312,595
  Southern Mono Health Care District GO, Series A, MBIA Insured, 5.00%, 8/01/24 ..............         3,005,000          3,102,272
  Southern Mono Health Care District Revenue, Capital Appreciation, Series A, MBIA Insured,
    zero cpn.,
     8/01/28 .................................................................................         2,340,000            858,991
     8/01/29 .................................................................................         2,440,000            848,168
     8/01/30 .................................................................................         2,550,000            840,761
     8/01/31 .................................................................................         2,660,000            831,543
  Stanislaus County Board of Education COP, FSA Insured, 5.70%, 9/01/24 ......................         2,000,000          2,094,760
  Stockton Revenue COP, Wastewater System Project, Refunding, Series A, MBIA Insured, 5.00%,
    9/01/23 ..................................................................................         6,500,000          6,688,695
  Susanville PFAR, MBIA Insured, 5.70%, 6/01/30 ..............................................         3,000,000          3,206,580
  Tahoe-Truckee USD, GO, ID No. 2, Series A, FGIC Insured, Pre-Refunded, 5.75%, 8/01/20 ......         4,340,000          4,562,989
  Truckee PFA Lease Revenue, Series A, AMBAC Insured, Pre-Refunded, 6.00%, 11/01/30 ..........         1,990,000          2,083,709
  Turlock Auxiliary Organization Revenue COP, California State University, Stanislaus
    Foundation, MBIA Insured, 5.875%, 6/01/22 ................................................         1,850,000          1,871,331
  Turlock PFA Sewer Revenue, FGIC Insured, 5.50%, 9/15/29 ....................................         6,855,000          7,146,132
  Union City CRDA Tax Allocation Revenue, Community Redevelopment Project, AMBAC Insured,
    Pre-Refunded, 5.75%, 10/01/32 ............................................................        14,100,000         14,876,769


12 | Quarterly Statements of Investments

Franklin California Tax-Free Trust

-----------------------------------------------------------------------------------------------------------------------------------
  FRANKLIN CALIFORNIA INSURED TAX-FREE INCOME FUND                                                PRINCIPAL AMOUNT       VALUE
-----------------------------------------------------------------------------------------------------------------------------------
  LONG TERM INVESTMENTS (CONTINUED)
  MUNICIPAL BONDS (CONTINUED)
  CALIFORNIA (CONTINUED)
  Union Elementary School District GO, Capital Appreciation,
     Series A, FGIC Insured, zero cpn., 9/01/24 ..............................................      $  2,000,000    $       919,240
     Series B, FGIC Insured, zero cpn., 9/01/25 ..............................................         5,500,000          2,401,685
     Series B, FGIC Insured, zero cpn., 9/01/26 ..............................................         5,850,000          2,425,527
  University of California Revenues, Multiple Purpose Projects,
     Series K, Pre-Refunded, 5.00%, 9/01/23 ..................................................         3,160,000          3,236,409
     Series M, FGIC Insured, Pre-Refunded, 5.125%, 9/01/30 ...................................         8,720,000          9,084,147
  Vacaville PFA Tax Allocation Revenue, Vacaville Redevelopment Projects, FSA Insured,
    5.00%, 9/01/31 ...........................................................................         5,095,000          5,194,353
  Vacaville USD, GO, Election of 2001, MBIA Insured, 5.00%, 8/01/30 ..........................         7,425,000          7,692,003
  Vista USD, GO,
     Capital Appreciation, Series A, FSA Insured, zero cpn., 8/01/26 .........................         7,150,000          2,976,045
     Capital Appreciation, Series A, FSA Insured, zero cpn., 2/01/27 .........................         4,795,000          1,938,906
     Series A, FSA Insured, 5.25%, 8/01/25 ...................................................         5,000,000          5,276,150
  Washington Township Health Care District Revenue, Refunding,
     5.00%, 7/01/18 ..........................................................................         2,000,000          2,035,980
     5.125%, 7/01/23 .........................................................................           450,000            457,083
  Washington USD, GO, Yolo County, Election of 1999, Series A, FGIC Insured, 5.375%,
    8/01/25 ..................................................................................         2,045,000          2,166,575
  Weaver USD, GO, Election of 2006, Series C, AMBAC Insured, zero cpn., 8/01/47 ..............        18,685,000          2,280,878
  West Basin Municipal Water District Revenue COP, Refunding, Series A, MBIA Insured, 5.00%,
     8/01/24 .................................................................................         2,500,000          2,595,750
     8/01/30 .................................................................................         5,745,000          5,920,165
  Western Placer USD Financing Corp. COP, Pre-Refunded, 5.55%, 11/01/30 ......................         6,930,000          7,599,507
  Westlands Water District Revenue COP,
     MBIA Insured, 5.00%, 9/01/29 ............................................................        11,775,000         12,058,777
     Series A, MBIA Insured, 5.00%, 9/01/35 ..................................................         1,460,000          1,491,667
     Series A, MBIA Insured, 5.00%, 9/01/37 ..................................................         4,340,000          4,449,628
  Woodland Finance Authority Lease Revenue, Capital Projects, Refunding, XLCA Insured, 5.00%,
     3/01/32 .................................................................................         6,340,000          6,529,566
  Woodland Finance Authority Wastewater Revenue, second senior lien, MBIA Insured, 5.00%,
     3/01/33 .................................................................................         3,870,000          3,983,275
     3/01/35 .................................................................................         2,590,000          2,662,520
  Woodside Elementary School District GO, Election of 2005, MBIA Insured, Pre-Refunded, 5.00%,
    10/01/29 .................................................................................         4,435,000          4,854,950
                                                                                                                    ---------------
  TOTAL LONG TERM INVESTMENTS (COST $1,903,208,883)                                                                   2,015,819,204
                                                                                                                    ---------------
  SHORT TERM INVESTMENTS 2.2%
  MUNICIPAL BONDS 2.2%
  CALIFORNIA 2.2%
b California State Department of Water Resources Power Supply Revenue,
     Refunding, Sub Series F-3, Daily VRDN and Put, 3.80%, 5/01/21 ...........................         1,800,000          1,800,000
     Series B-2, Daily VRDN and Put, 3.97%, 5/01/22 ..........................................           800,000            800,000
     Series B-4, Daily VRDN and Put, 3.84%, 5/01/22 ..........................................         2,200,000          2,200,000
     Series B-5, Daily VRDN and Put, 3.86%, 5/01/22 ..........................................           700,000            700,000
     Series C-7, FSA Insured, Weekly VRDN and Put, 3.73%, 5/01/22 ............................           550,000            550,000
     Series C-9, Weekly VRDN and Put, 3.77%, 5/01/22 .........................................        10,100,000         10,100,000


                                        Quarterly Statements of Investments | 13

Franklin California Tax-Free Trust

-----------------------------------------------------------------------------------------------------------------------------------
  FRANKLIN CALIFORNIA INSURED TAX-FREE INCOME FUND                                                PRINCIPAL AMOUNT       VALUE
-----------------------------------------------------------------------------------------------------------------------------------
  SHORT TERM INVESTMENTS (CONTINUED)
  MUNICIPAL BONDS (CONTINUED)
  CALIFORNIA (CONTINUED)
b California State Economic Recovery Revenue,
     Series C-2, Weekly VRDN and Put, 3.86%, 7/01/23 .........................................      $  8,450,000    $     8,450,000
     Series C-3, Daily VRDN and Put, 3.86%, 7/01/23 ..........................................           600,000            600,000
     Series C-4, Daily VRDN and Put, 3.80%, 7/01/23 ..........................................         6,500,000          6,500,000
     Series C-8, Daily VRDN and Put, 3.90%, 7/01/23 ..........................................         2,000,000          2,000,000
     Series C-16, FSA Insured, Weekly VRDN and Put, 3.73%, 7/01/23 ...........................         2,000,000          2,000,000
b California State GO,
     Daily Kindergarten University, Refunding, Series A-2, Daily VRDN and Put, 3.75%,
       5/01/34 ...............................................................................           200,000            200,000
     Series A-1, Daily VRDN and Put, 3.90%, 5/01/33 ..........................................         1,500,000          1,500,000
b Daly City HFA, MFR, Refunding, Weekly VRDN and Put, 3.74%, 10/15/29 ........................           500,000            500,000
b Irvine Ranch Water District Revenue, Consolidated Bonds, Daily VRDN and Put, 3.92%,
    10/01/10 .................................................................................           900,000            900,000
b Los Angeles Convention and Exhibition Center Authority Lease Revenue, Refunding, Series
    D, AMBAC Insured, Weekly VRDN and Put, 3.73%, 8/15/21 ....................................         2,200,000          2,200,000
b Los Angeles Department of Water and Power Waterworks Revenue, Sub Series B-2, Daily VRDN
    and Put, 3.84%, 7/01/35 ..................................................................           700,000            700,000
b Metropolitan Water District of Southern California Waterworks Revenue,
     Refunding, Series B-1, Daily VRDN and Put, 3.84%, 7/01/35 ...............................         1,000,000          1,000,000
     Refunding, Series B-3, Daily VRDN and Put, 3.86%, 7/01/35 ...............................           500,000            500,000
     Series C-2, Daily VRDN and Put, 3.84%, 7/01/36 ..........................................         1,100,000          1,100,000
b Orange County Sanitation District COP, Refunding, Series B, Daily VRDN and Put, 3.85%,
    8/01/30 ..................................................................................         1,200,000          1,200,000
b University of California Regents Medical Center Pooled Revenue, Refunding, Series B-1,
    Daily VRDN and Put, 3.95%, 5/15/32 .......................................................           200,000            200,000
                                                                                                                    ---------------
  TOTAL SHORT TERM INVESTMENTS (COST $45,700,000) ............................................                           45,700,000
                                                                                                                    ---------------
  TOTAL INVESTMENTS (COST $1,948,908,883) 100.7% .............................................                        2,061,519,204
  OTHER ASSETS, LESS LIABILITIES (0.7)% ......................................................                          (14,225,138)
                                                                                                                    ---------------
  NET ASSETS 100.0% ..........................................................................                      $ 2,047,294,066
                                                                                                                    ===============

See Selected Portfolio Abbreviations on page 29.

a Security purchased on a when-issued or delayed delivery basis.

b Variable rate demand notes (VRDNs) are tax-exempt obligations which contain a floating or variable interest rate adjustment formula and an unconditional right of demand to receive payment of the principal balance plus accrued interest at specified dates. The coupon rate shown represents the rate at period end.


14 | See Notes to Statements of Investments.
   | Quarterly Statements of Investments

Franklin California Tax-Free Trust

STATEMENT OF INVESTMENTS, SEPTEMBER 30, 2007 (UNAUDITED)

-----------------------------------------------------------------------------------------------------------------------------------
  FRANKLIN CALIFORNIA INTERMEDIATE-TERM TAX-FREE INCOME FUND                                      PRINCIPAL AMOUNT       VALUE
-----------------------------------------------------------------------------------------------------------------------------------
  LONG TERM INVESTMENTS 98.2%
  MUNICIPAL BONDS 98.2%
  CALIFORNIA 96.3%
  ABAG Finance Authority for Nonprofit Corps. COP, Rhoda Haas Goldman Plaza, California
    Mortgage Insured, 5.125%, 5/15/15 ........................................................      $  3,000,000    $     3,056,520
  ABAG Finance Authority for Nonprofit Corps. Revenue, San Diego Hospital Assn., Series C,
     5.125%, 3/01/18 .........................................................................         2,695,000          2,748,684
     5.25%, 3/01/19 ..........................................................................         2,315,000          2,364,124
  ABAG Revenue, Refunding, Series A-E, 5.40%, 9/15/14 ........................................         2,455,000          2,508,838
  ABAG Water and Wastewater Revenue, Pooled Financing Program, Refunding, Series A, FSA
    Insured, 5.00%, 10/01/10 .................................................................         2,485,000          2,570,111
  Alameda Corridor Transportation Authority Revenue, Capital Appreciation, sub. lien,
    Refunding, Series A, AMBAC Insured, zero cpn., 10/01/17 ..................................        10,000,000          6,613,600
  Alameda-Contra Costa Transportation District COP, Refunding, AMBAC Insured, 4.375%,
    8/01/14 ..................................................................................         1,330,000          1,364,580
  Antelope Valley UHSD, GO, Series A, MBIA Insured,
     4.50%, 8/01/13 ..........................................................................         1,230,000          1,288,991
     4.625%, 8/01/14 .........................................................................         1,250,000          1,314,075
  Arcadia USD, GO, Capital Appreciation, Election of 2006, Series A, FSA Insured, zero cpn.,
    8/01/22 ..................................................................................         4,065,000          1,985,874
  Bakersfield Wastewater Revenue, Series A, FSA Insured, 5.00%,
     9/15/21 .................................................................................         5,000,000          5,343,450
     9/15/22 .................................................................................         2,595,000          2,764,531
  Banning Utility Authority Water Enterprise Revenue, Refunding and Improvement Projects, FGIC
    Insured, 5.00%, 11/01/21 .................................................................         1,080,000          1,140,448
  Bay Area Toll Authority Toll Bridge Revenue, San Francisco Bay Area, Refunding, Series F,
    5.00%, 4/01/21 ...........................................................................        10,000,000         10,566,600
  Burbank Electric Revenue, MBIA Insured, 4.00%,
     6/01/11 .................................................................................         1,000,000          1,018,730
     6/01/12 .................................................................................         1,000,000          1,022,160
  Burbank USD, GO,
     Capital Appreciation, Election of 1997, Series C, FGIC Insured, zero cpn., 8/01/15 ......         4,600,000          3,384,174
     Capital Appreciation, Election of 1997, Series C, FGIC Insured, zero cpn., 8/01/16 ......         4,670,000          3,275,071
     Election of 1997, Series C, FGIC Insured, 4.00%, 8/01/12 ................................         2,500,000          2,557,225
  Burbank Water and Power Electric Revenue, MBIA Insured, 4.00%, 6/01/11 .....................         5,045,000          5,049,086
  California Educational Facilities Authority Revenue, Stanford University, Refunding, Series
    R,4.00%, 11/01/11 ........................................................................         1,000,000          1,020,730
  California Health Facilities Financing Authority Revenue,
     The Episcopal Home, California Mortgage Insured, 4.625%, 2/01/12 ........................         1,350,000          1,392,363
     The Episcopal Home, California Mortgage Insured, 4.75%, 2/01/13 .........................         1,200,000          1,243,584
     Kaiser Permanente, Series B, ETM, 5.25%, 10/01/13 .......................................         5,000,000          5,133,100
     Kaiser Permanente, Series B, ETM, 5.25%, 10/01/14 .......................................         2,000,000          2,052,640
     Kaiser Permanente, Series B, ETM, 5.25%, 10/01/16 .......................................         3,850,000          3,949,060
     Paradise Valley Estates, Refunding, California Mortgage Insured, 3.875%, 1/01/09 ........         1,555,000          1,549,418
     Paradise Valley Estates, Refunding, California Mortgage Insured, 4.125%, 1/01/10 ........         1,000,000          1,007,520
     Paradise Valley Estates, Refunding, California Mortgage Insured, 5.00%, 1/01/11 .........         1,480,000          1,533,650
     Paradise Valley Estates, Refunding, California Mortgage Insured, 4.375%, 1/01/12 ........         1,000,000          1,021,110
     Paradise Valley Estates, Refunding, California Mortgage Insured, 5.00%, 1/01/13 .........         1,815,000          1,914,934
     Paradise Valley Estates, Refunding, California Mortgage Insured, 5.00%, 1/01/14 .........         1,635,000          1,716,292
  California HFA, SFM Purchase Revenue, Class III, Series A-1, MBIA Insured, 5.70%, 8/01/11 ..           240,000            242,594


                                        Quarterly Statements of Investments | 15

Franklin California Tax-Free Trust

-----------------------------------------------------------------------------------------------------------------------------------
  FRANKLIN CALIFORNIA INTERMEDIATE-TERM TAX-FREE INCOME FUND                                      PRINCIPAL AMOUNT       VALUE
-----------------------------------------------------------------------------------------------------------------------------------
  LONG TERM INVESTMENTS (CONTINUED)
  MUNICIPAL BONDS (CONTINUED)
  CALIFORNIA (CONTINUED)
  California Municipal Finance Authority COP, Community Hospitals of Central California,
    5.00%,
     2/01/18 .................................................................................      $  2,185,000    $     2,204,315
     2/01/19 .................................................................................         2,000,000          2,004,300
     2/01/20 .................................................................................         2,325,000          2,318,490
     2/01/21 .................................................................................         2,000,000          1,984,500
  California State Department of Water Resources Central Valley Project Revenue, Water System,
     Refunding, Series S, 5.00%, 12/01/19 ....................................................         1,915,000          1,937,731
     Series S, Pre-Refunded, 5.00%, 12/01/19 .................................................         2,085,000          2,110,583
  California State Department of Water Resources Power Supply Revenue, Series A,
     5.50%, 5/01/12 ..........................................................................         2,000,000          2,152,880
     Pre-Refunded, 5.125%, 5/01/18 ...........................................................         2,500,000          2,693,925
  California State Economic Recovery Revenue, Series A, 5.00%, 7/01/15 .......................        10,670,000         11,444,535
  California State GO,
     5.25%, 6/01/16 ..........................................................................           515,000            518,852
     Pre-Refunded, 5.00%, 11/01/12 ...........................................................         1,335,000          1,413,044
     Refunding, 4.00%, 2/01/10 ...............................................................         6,900,000          6,973,140
     Refunding, 5.00%, 11/01/12 ..............................................................           665,000            700,770
     Refunding, 5.25%, 2/01/14 ...............................................................         4,000,000          4,313,440
     Refunding, MBIA Insured, 5.00%, 2/01/18 .................................................         1,175,000          1,191,321
     Veterans, Refunding, Series B, 5.25%, 12/01/15 ..........................................         2,310,000          2,368,512
  California State Public Works Board Lease Revenue,
     Department of Forestry and Fire Protection, Series A, 4.875%, 10/01/18 ..................         1,325,000          1,348,148
     Various California Community College Projects, Refunding, Series C, 5.50%, 9/01/09 ......         1,555,000          1,571,654
  California Statewide CDA, COP,
     Kaiser Permanente, ETM, 5.30%, 12/01/15 .................................................         2,000,000          2,103,960
     St. Joseph Health System Obligation Group, 5.25%, 7/01/11 ...............................         1,005,000          1,025,532
  California Statewide CDA Revenue,
     Daughters of Charity Health, Refunding, Series G, 5.25%, 7/01/13 ........................         1,000,000          1,044,210
     Insured Health Facility, Jewish Home, California Mortgage Insured, 5.00%, 11/15/18 ......         3,000,000          3,113,400
     Kaiser Permanente, Mandatory Put 6/01/12, Series C, 3.85%, 11/01/29 .....................        10,000,000          9,911,200
     Mission Community, California Mortgage Insured, 4.40%, 11/01/10 .........................         1,100,000          1,119,932
     Mission Community, California Mortgage Insured, 4.50%, 11/01/11 .........................         1,145,000          1,174,988
     Viewpoint School, Refunding, ACA Insured, 4.50%, 10/01/17 ...............................           460,000            449,503
     Viewpoint School, Refunding, ACA Insured, 4.75%, 10/01/18 ...............................           480,000            474,336
  Carlsbad USD, GO, Election 2006, Series A, MBIA Insured, 5.00%,
     8/01/22 .................................................................................         1,510,000          1,601,370
     8/01/24 .................................................................................         1,665,000          1,756,425
  Cathedral City 1915 Act Special Assessment, Limited Obligation, Cove ID 04-02, 5.00%,
    9/02/24 ..................................................................................         1,000,000            969,970
  Central California Joint Powers Health Financing Authority COP, Community Hospitals of
    Central California, Pre-Refunded,
     5.125%, 2/01/13 .........................................................................         1,375,000          1,459,026
     5.25%, 2/01/14 ..........................................................................         1,435,000          1,528,289
     5.75%, 2/01/16 ..........................................................................         1,585,000          1,712,751
  Central Valley Financing Authority Cogeneration Project Revenue, Carson Ice General
    Project, Refunding, MBIA Insured, 5.00%, 7/01/17 .........................................         2,000,000          2,037,680


16 | Quarterly Statements of Investments

Franklin California Tax-Free Trust

-----------------------------------------------------------------------------------------------------------------------------------
  FRANKLIN CALIFORNIA INTERMEDIATE-TERM TAX-FREE INCOME FUND                                      PRINCIPAL AMOUNT       VALUE
-----------------------------------------------------------------------------------------------------------------------------------
  LONG TERM INVESTMENTS (CONTINUED)
  MUNICIPAL BONDS (CONTINUED)
  CALIFORNIA (CONTINUED)
  Cerritos PFAR Tax Allocation, Redevelopment Project, Refunding, Series A, AMBAC Insured,
    3.00%, 11/01/11 ..........................................................................      $  2,585,000    $     2,508,174
  Chaffey Community College District COP, Pre-Refunded, 5.10%, 9/01/13 .......................         1,860,000          1,925,007
  Clovis MFR, Mandatory Put 11/01/10, Refunding, FNMA Insured, 5.10%, 11/01/30 ...............         4,105,000          4,160,787
  Clovis USD, GO, Capital Appreciation, Election of 2004, Series A, FGIC Insured, zero cpn.,
    8/01/17 ..................................................................................         5,235,000          3,492,897
  Coalinga COP, Custody Facility, Refunding, 4.25%, 4/01/10 ..................................         1,000,000          1,005,410
  Coast Community College District GO, Election 2002, Series B, FSA Insured, 5.00%, 8/01/22 ..         5,000,000          5,277,100
  Compton COP, Civic Center and Capital Improvement, Refunding, Series A,
     5.00%, 9/01/08 ..........................................................................         1,520,000          1,535,322
     5.50%, 9/01/15 ..........................................................................         1,180,000          1,211,659
  Conejo Valley USD, GO, Election of 1998,
     Series C, FSA Insured, zero cpn., 8/01/17 ...............................................         2,500,000          1,676,100
     Series D, FGIC Insured, 4.50%, 8/01/19 ..................................................         4,000,000          4,099,040
  Contra Costa Community College District GO, Election of 2002, FGIC Insured, 4.75%,
    8/01/18 ..................................................................................         2,450,000          2,536,338
  Corona-Norco USD, PFA Special Tax Revenue, Series A, 5.25%, 9/01/25 ........................         2,235,000          2,194,189
  Duarte RDA Tax Allocation, Merged Redevelopment Project Area, Pre-Refunded, 5.125%,
    10/01/16 .................................................................................         2,630,000          2,666,268
  Fairfax School District GO, Election of 2000, Series A, FGIC Insured, 5.00%, 11/01/17 ......           855,000            904,453
  Fairfield Suisun Sewer District Sewer Revenue, Series A, Refunding, FGIC Insured, 5.00%,
    5/01/12 ..................................................................................           600,000            628,530
  Folsom PFA Lease Revenue, City Hall and Community Center, Refunding, FSA Insured, 5.00%,
    10/01/17 .................................................................................         1,275,000          1,353,145
  Foothill/Eastern Corridor Agency Toll Road Revenue, Refunding, MBIA Insured, 5.00%,
    1/15/16 ..................................................................................         1,000,000          1,040,480
  Fresno USD, GO, Election of 2001, Series D, MBIA Insured, 5.00%, 8/01/21 ...................         1,355,000          1,431,232
  Galt Capital Improvements Authority Lease Revenue, Culture and Recreation Improvement
    Project, 5.00%, 4/01/12 ..................................................................         2,390,000          2,438,828
  Galt Middle School Joint Powers Authority Special Tax, CFD No. 1, Refunding, 5.40%,
    9/01/12 ..................................................................................         1,955,000          2,010,913
  Garden Grove Agency Community Development Tax Allocation, Garden Grove Community Project,
    Refunding, AMBAC Insured, 4.25%, 10/01/13 ................................................         2,025,000          2,097,616
  Golden State Tobacco Securitization Corp. Tobacco Settlement Revenue, Asset-Backed, ETM,
    5.00%, 6/01/12 ...........................................................................         1,500,000          1,589,295
  Hi-Desert Memorial Health Care District Revenue, Refunding, 5.125%, 10/01/07 ...............           650,000            650,000
  Huntington Beach PFAR, Lease Capital Improvement Refinancing Project, Refunding, Series B,
    AMBAC Insured,
     4.125%, 8/01/14 .........................................................................         2,140,000          2,193,971
     4.25%, 8/01/15 ..........................................................................         2,080,000          2,137,200
  Inland Empire Solid Waste Financing Authority Revenue, Landfill Improvement Financing
    Project, Series B, FSA Insured, ETM, 6.25%, 8/01/11 ......................................           785,000            820,254
  Inland Empire Tobacco Asset Securitization Corp. Revenue, Series A, 5.00%, 6/01/21 .........        12,500,000         12,256,750
  Irvine 1915 Act GO, AD No. 03-19, Group 2, Refunding,
     4.875%, 9/02/16 .........................................................................         1,000,000            993,180
     5.00%, 9/02/18 ..........................................................................         1,000,000            983,460
     5.125%, 9/02/19 .........................................................................         1,000,000            990,730


                                        Quarterly Statements of Investments | 17

Franklin California Tax-Free Trust

------------------------------------------------------------------------------------------------------------------------------------
  FRANKLIN CALIFORNIA INTERMEDIATE-TERM TAX-FREE INCOME FUND                                      PRINCIPAL AMOUNT       VALUE
------------------------------------------------------------------------------------------------------------------------------------
  LONG TERM INVESTMENTS (CONTINUED)
  MUNICIPAL BONDS (CONTINUED)
  CALIFORNIA (CONTINUED)
  Irvine 1915 Act Special Assessment, AD No. 00-18,
     Group 2, 4.375%, 9/02/10 ................................................................      $    885,000    $       884,850
     Group 2, 4.70%, 9/02/12 .................................................................         1,475,000          1,481,372
     Group 2, 4.80%, 9/02/13 .................................................................         1,175,000          1,182,109
     Group 2, 5.125%, 9/02/17 ................................................................         1,705,000          1,702,954
     Group 3, 4.75%, 9/02/15 .................................................................         1,000,000            993,450
     Group 3, 5.00%, 9/02/17 .................................................................         1,000,000            989,950
  Irvine USD Financing Authority Special Tax, Series A,
     4.70%, 9/01/15 ..........................................................................         1,095,000          1,082,145
     4.80%, 9/01/17 ..........................................................................         1,400,000          1,368,640
     4.875%, 9/01/18 .........................................................................         1,570,000          1,527,846
     5.00%, 9/01/20 ..........................................................................         1,150,000          1,124,286
  Kings River Conservation District Pine Flat Power Revenue, Refunding, Series E, 5.125%,
    1/01/18 ..................................................................................         1,735,000          1,780,422
  Lake Elsinore PFA Tax Allocation Revenue,
     Lake Elsinore Redevelopment Projects, Series A, FSA Insured, 5.40%, 9/01/08 .............           330,000            330,254
     Series A, 5.00%, 9/01/09 ................................................................           645,000            652,114
  Lake Elsinore School Financing Authority Revenue, Refunding, 6.00%, 9/01/11 ................         1,000,000          1,019,500
  Lancaster COP, School District Project, Refunding, FSA Insured, 5.125%, 4/01/14 ............         2,000,000          2,054,700
  Lemon Grove CDA Tax Allocation, 1998, Refunding, 5.20%, 8/01/08 ............................           215,000            216,438
  Loma Linda Hospital Revenue, Loma Linda University Medical Center, Series A, 5.00%,
    12/01/19 .................................................................................         5,000,000          5,016,300
  Lompoc USD, GO, Election of 2002, Series C, FSA Insured, 5.00%, 6/01/22 ....................         1,340,000          1,425,438
a Long Beach Bond Finance Authority Natural Gas Purchase Revenue, Series A, 5.00%,
    11/15/17 .................................................................................         3,950,000          4,079,678
  Long Beach Community College District GO, Election of 2002, Series B, FGIC Insured, 5.00%,
    5/01/17 ..................................................................................         1,000,000          1,074,930
  Los Altos School District GO, Refunding, AMBAC Insured, 5.00%, 8/01/22 .....................         5,000,000          5,296,000
  Los Angeles Convention and Exhibition Center Authority Lease Revenue, Refunding, Series A,
    AMBAC Insured, 3.00%, 8/15/12 ............................................................         4,525,000          4,395,585
  Los Angeles County MTA Sales Tax Revenue, Proposition A, first tier senior, Refunding,
    Series A,
     AMBAC Insured, 5.00%, 7/01/19 ...........................................................         7,410,000          7,858,305
     FSA Insured, 5.00%, 7/01/15 .............................................................         5,345,000          5,527,692
  Los Angeles County Sanitation Districts Financing Authority Revenue, Capital Project,
    Refunding, Series A, FSA Insured, 5.00%, 10/01/17 ........................................         1,000,000          1,061,040
  Los Angeles USD, GO, Refunding,
     MBIA Insured, 5.25%, 7/01/13 ............................................................         3,500,000          3,810,345
     Series A-1, FGIC Insured, 5.00%, 7/01/21 ................................................        10,895,000         11,502,287
  Lynwood PFAR, Water System Improvement Project, 6.15%, 6/01/08 .............................           155,000            155,293
  M-S-R Public Power Agency San Juan Project Revenue, Refunding, Series I, MBIA Insured,
     4.25%, 7/01/11 ..........................................................................         5,055,000          5,195,681
     5.00%, 7/01/18 ..........................................................................         1,000,000          1,040,040
  Marina Joint Powers Financing Authority MFHR, Abrams B Apartments Financing, Mandatory Put
    11/15/16, FNMA Insured,
     3.90%, 11/15/36 .........................................................................         3,540,000          3,481,979
     3.95%, 11/15/36 .........................................................................         1,460,000          1,436,888
  Metropolitan Water District of Southern California Waterworks Revenue, Series A, 5.00%,
    7/01/26 ..................................................................................         7,790,000          8,232,550
  Montebello USD, GO, Capital Appreciation, FGIC Insured, zero cpn.,
     8/01/18 .................................................................................         1,455,000            921,815
     8/01/19 .................................................................................         1,480,000            888,607


18 | Quarterly Statements of Investments

Franklin California Tax-Free Trust

------------------------------------------------------------------------------------------------------------------------------------
  FRANKLIN CALIFORNIA INTERMEDIATE-TERM TAX-FREE INCOME FUND                                      PRINCIPAL AMOUNT       VALUE
------------------------------------------------------------------------------------------------------------------------------------
  LONG TERM INVESTMENTS (CONTINUED)
  MUNICIPAL BONDS (CONTINUED)
  CALIFORNIA (CONTINUED)
  Moreno Valley USD, GO,
     Capital Appreciation, Refunding, MBIA Insured, zero cpn., 8/01/24 .......................      $  7,500,000    $     3,460,350
     Election of 2004, Series A, FSA Insured, 5.00%, 8/01/17 .................................         2,000,000          2,173,100
     Election of 2004, Series A, FSA Insured, 5.00%, 8/01/18 .................................         2,300,000          2,499,065
  Moulton-Niguel Water District GO, Consolidated, Refunding, AMBAC Insured, 5.00%, 9/01/16 ...         3,520,000          3,767,878
  Murrieta COP, Road Improvement Project, 6.00%, 4/01/08 .....................................           245,000            247,987
  Nevada County COP, Refunding, MBIA Insured, 4.125%, 10/01/12 ...............................         1,040,000          1,062,870
  Orange County CFD No. 86-2 Special Tax, Rancho Santa Margarita, Refunding, Series A, 5.375%,
    8/15/12 ..................................................................................         1,500,000          1,522,350
  Orange County CFD Special Tax,
     No. 02-1, Ladera Ranch, Series A, 4.60%, 8/15/14 ........................................         1,000,000          1,006,450
     No. 02-1, Ladera Ranch, Series A, 4.75%, 8/15/15 ........................................         1,000,000          1,010,330
     No. 02-1, Ladera Ranch, Series A, 4.90%, 8/15/16 ........................................         1,285,000          1,297,105
     No. 03-1, Ladera Ranch, Series A, 4.90%, 8/15/17 ........................................         1,000,000            997,620
     No. 03-1, Ladera Ranch, Series A, 5.10%, 8/15/18 ........................................         1,000,000          1,003,460
     No. 04-1, Ladera Ranch, Series A, 4.70%, 8/15/18 ........................................         1,765,000          1,697,048
     No. 04-1, Ladera Ranch, Series A, 4.80%, 8/15/19 ........................................         1,945,000          1,866,694
     No. 04-1, Ladera Ranch, Series A, 4.85%, 8/15/20 ........................................         2,000,000          1,922,620
  Orange County Recovery COP, Series A, MBIA Insured, ETM, 6.00%, 7/01/08 ....................         1,500,000          1,528,890
  Oroville Hospital Revenue, Oroville Hospital, Series A, California Mortgage Insured, 5.125%,
    12/01/12 .................................................................................         1,435,000          1,438,473
  Oxnard Harbor District Revenue, Series A, 5.10%, 8/01/14 ...................................         1,000,000          1,033,500
  Pajaro Valley USD, GO, Election of 2002, Series A, FSA Insured, Pre-Refunded, 5.00%,
    8/01/16 ..................................................................................         1,500,000          1,615,980
  Palm Desert Financing Authority Tax Allocation Revenue,
     Project Area No. 1, As Amended, Series A, MBIA Insured, 5.00%, 4/01/23 ..................         7,690,000          8,058,505
     Refunding, MBIA Insured, 4.75%, 8/01/18 .................................................         1,050,000          1,094,048
  Pomona RDA Tax Allocation, Mountain Meadows Redevelopment Project, Refunding, Series X,
    5.35%, 12/01/16 ..........................................................................         1,000,000          1,070,150
  Rancho Mirage Joint Powers Financing Authority Revenue, Eisenhower Medical Center, Series A,
    5.00%,
     7/01/16 .................................................................................         1,420,000          1,503,397
     7/01/21 .................................................................................         1,695,000          1,747,647
  Redlands USD, GO, Election of 2002, FSA Insured, 5.00%, 7/01/19 ............................         1,000,000          1,049,240
  Richmond Joint Powers Financing Authority Revenue, Multiple Redevelopment Projects, Series B,
    ETM, 5.35%, 5/15/13 ......................................................................         2,000,000          2,071,020
  Riverside County COP, Capital Improvement, Family Law, Refunding, Series A, FGIC Insured,
    5.00%,
     11/01/18 ................................................................................         1,540,000          1,630,090
     11/01/19 ................................................................................         1,615,000          1,704,939
  Riverside USD, GO, Election of 2001, Series A, FGIC Insured, 4.00%, 2/01/13 ................         1,000,000          1,020,170
  Sacramento City USD, GO, Election of 1999, Series D, FSA Insured, 5.00%, 7/01/19 ...........         1,465,000          1,540,975
  Sacramento County Sanitation District Financing Authority Revenue, Sacramento Regional
    County Sanitation District, Series A, AMBAC Insured, Pre-Refunded, 5.00%, 12/01/18 .......         9,155,000          9,981,422
  Sacramento MUD Financing Authority Revenue, Cosumnes Project, MBIA Insured, 5.00%,
    7/01/21 ..................................................................................         3,305,000          3,496,624
  San Bernardino County COP, Medical Center Financing Project, Refunding, 6.00%, 8/01/09 .....         1,335,000          1,382,473
  San Carlos School District GO, Election of 2005, Series A, MBIA Insured, 5.00%, 10/01/22 ...         3,215,000          3,408,479


                                        Quarterly Statements of Investments | 19

Franklin California Tax-Free Trust

------------------------------------------------------------------------------------------------------------------------------------
  FRANKLIN CALIFORNIA INTERMEDIATE-TERM TAX-FREE INCOME FUND                                      PRINCIPAL AMOUNT       VALUE
------------------------------------------------------------------------------------------------------------------------------------
  LONG TERM INVESTMENTS (CONTINUED)
  MUNICIPAL BONDS (CONTINUED)
  CALIFORNIA (CONTINUED)
  San Francisco BART District GO, Election of 2004, Series B, 5.00%, 8/01/23 .................      $  9,505,000    $    10,135,277
  San Francisco City and County GO, Refunding, Series 1, FGIC Insured, 5.00%, 6/15/12 ........         3,650,000          3,726,029
  San Joaquin County COP,
     General Hospital Project, Refunding, MBIA Insured, 5.00%, 9/01/17 .......................         1,000,000          1,033,060
     Solid Waste System Facilities Projects, MBIA Insured, 5.00%, 4/01/17 ....................         1,340,000          1,412,266
  San Joaquin Hills Transportation Corridor Agency Toll Road Revenue, Capital Appreciation,
    Refunding, Series A, 5.60%, 1/15/16 ......................................................         3,000,000          3,141,330
  San Jose Airport Revenue, Refunding, Series B, AMBAC Insured, 5.00%,
     3/01/24 .................................................................................         3,490,000          3,647,888
     3/01/25 .................................................................................         3,665,000          3,824,208
     3/01/26 .................................................................................         3,850,000          4,008,196
  San Jose MFHR, Countrybrook Project, Refunding, Series A, FNMA Insured, 4.95%, 4/01/12 .....         4,275,000          4,332,157
  San Marcos Public Facilities Authority Revenue, Senior Tax Increment Project Area 3, Series
    A, MBIA Insured,
     ETM, 5.10%, 10/01/09 ....................................................................           515,000            532,144
     Pre-Refunded, 5.30%, 10/01/11 ...........................................................           350,000            374,903
  Sanger USD, GO, Election of 2006, Series A, FSA Insured, 5.00%,
     8/01/19 .................................................................................         1,325,000          1,424,746
     8/01/20 .................................................................................         1,510,000          1,614,145
  Santa Ana USD, GO, Election of 1999, Series B, FGIC Insured, zero cpn., 8/01/14 ............         3,125,000          2,407,031
  Santa Clara 1915 Act, Reassessment District 187, Refunding, Series 1, 5.25%, 9/02/11 .......         1,410,000          1,452,709
  Santa Monica-Malibu USD, COP, Series C, MBIA Insured,
     4.00%, 5/01/12 ..........................................................................           525,000            531,452
     4.25%, 5/01/14 ..........................................................................           840,000            857,027
     4.25%, 5/01/15 ..........................................................................           875,000            890,383
     4.25%, 11/01/15 .........................................................................           670,000            680,653
  South County Regional Wastewater Authority Revenue, Regional Wastewater Facilities Project,
    Refunding, FSA Insured, 3.25%, 8/01/11 ...................................................         1,000,000            991,010
  South Gate PFA Tax Allocation Revenue, South Gate Redevelopment Project No. 1, XLCA Insured,
    5.00%, 9/01/16 ...........................................................................         1,845,000          1,968,799
  South Gate PFA Water Revenue, Refunding, Series A, FGIC Insured,
     5.35%, 10/01/07 .........................................................................           995,000            995,000
     5.45%, 10/01/08 .........................................................................         1,040,000          1,061,185
  Stockton Health Facilities Revenue, Dameron Hospital Assn., Refunding, Series A, 5.35%,
    12/01/09 .................................................................................           385,000            392,357
  Stockton Revenue, O'Connor Woods Housing Corp., Series A, 5.375%, 11/01/11 .................         1,025,000          1,033,344
  Tobacco Securitization Authority Northern California Tobacco Settlement Revenue, Asset-Backed
    Bonds, Series B,
     ETM, 4.25%, 6/01/09 .....................................................................           880,000            892,232
     ETM, 4.375%, 6/01/10 ....................................................................         1,665,000          1,704,194
     ETM, 4.50%, 6/01/11 .....................................................................         1,540,000          1,594,039
     Pre-Refunded, 4.60%, 6/01/12 ............................................................         1,760,000          1,827,742
     Pre-Refunded, 4.70%, 6/01/13 ............................................................         1,500,000          1,562,850
     Pre-Refunded, 4.80%, 6/01/14 ............................................................           725,000            757,850
  Torrance Hospital Revenue, Torrance Memorial Medical Center, Series A, 5.10%, 6/01/12 ......         1,000,000          1,045,710


20| Quarterly Statements of Investments

Franklin California Tax-Free Trust

-----------------------------------------------------------------------------------------------------------------------------------
  FRANKLIN CALIFORNIA INTERMEDIATE-TERM TAX-FREE INCOME FUND                                      PRINCIPAL AMOUNT       VALUE
-----------------------------------------------------------------------------------------------------------------------------------
  LONG TERM INVESTMENTS (CONTINUED)
  MUNICIPAL BONDS (CONTINUED)
  CALIFORNIA (CONTINUED)
  University of California Revenues,
     Limited Project, Series B, FSA Insured, 5.00%, 5/15/21 ..................................      $  5,000,000    $     5,243,500
     Multiple Purpose Projects, Series N, FGIC Insured, 4.00%, 9/01/12 .......................         1,380,000          1,403,460
     Research Facilities, Series E, AMBAC Insured, Pre-Refunded, 5.00%, 9/01/15 ..............         3,645,000          3,788,868
  Victor Valley UHSD, COP, Refunding, AMBAC Insured, 5.00%, 11/15/21 .........................         1,140,000          1,202,130
  Vista USD, GO, Election of 2002, Series C, FSA Insured, 5.00%,
     8/01/22 .................................................................................         1,755,000          1,861,195
     8/01/25 .................................................................................         1,395,000          1,469,088
  West Contra Costa USD, GO, Series B, FSA Insured, 4.00%, 8/01/12 ...........................         1,875,000          1,917,919
  Whittier Health Facility Revenue, Presbyterian Intercommunity Hospital,
     ETM, 5.00%, 6/01/11 .....................................................................         1,060,000          1,115,258
     ETM, 5.00%, 6/01/12 .....................................................................         2,225,000          2,367,289
     Pre-Refunded, 5.00%, 6/01/13 ............................................................         2,335,000          2,504,194
  Yucaipa Valley Water District Water System Revenue COP, Series A, MBIA Insured,
     5.00%, 9/01/15 ..........................................................................         1,080,000          1,166,951
     5.25%, 9/01/20 ..........................................................................         1,325,000          1,419,963
                                                                                                                    ---------------
                                                                                                                        485,269,070
                                                                                                                    ---------------
  U.S. TERRITORIES 1.9%
  PUERTO RICO 0.5%
  Puerto Rico Commonwealth GO, Public Improvement, FSA Insured, 5.25%, 7/01/16 ...............         2,500,000          2,765,450
                                                                                                                    ---------------
  VIRGIN ISLANDS 1.4%
  Virgin Islands PFAR, senior lien,
     Fund Loan Notes, Refunding, Series A, 5.40%, 10/01/12 ...................................         4,150,000          4,252,131
     Refunding, Series A, 5.30%, 10/01/11 ....................................................         1,000,000          1,024,030
  Virgin Islands Water and Power Authority Water System Revenue, Refunding, 5.00%, 7/01/09 ...         1,500,000          1,530,270
                                                                                                                    ---------------
                                                                                                                          6,806,431
                                                                                                                    ---------------
  TOTAL U.S. TERRITORIES .....................................................................                            9,571,881
                                                                                                                    ---------------
  TOTAL LONG TERM INVESTMENTS (COST $485,441,467) ............................................                          494,840,951
                                                                                                                    ---------------
  SHORT TERM INVESTMENTS 1.6%
  MUNICIPAL BONDS 1.6%
  CALIFORNIA 1.6%
b California Infrastructure and Economic Development Bank Revenue, J. Paul Getty Trust,
    Series B, Daily VRDN and Put, 3.83%, 4/01/33 .............................................           700,000            700,000
b California State Department of Water Resources Power Supply Revenue,
     Refunding, Sub Series F-3, Daily VRDN and Put, 3.80%, 5/01/21 ...........................           100,000            100,000
     Series B-5, Daily VRDN and Put, 3.86%, 5/01/22 ..........................................           300,000            300,000
     Series C-7, FSA Insured, Weekly VRDN and Put, 3.73%, 5/01/22 ............................         1,850,000          1,850,000
b California State Economic Recovery Revenue,
     Series C-2, Weekly VRDN and Put, 3.86%, 7/01/23 .........................................           200,000            200,000
     Series C-3, Daily VRDN and Put, 3.86%, 7/01/23 ..........................................           300,000            300,000
b California State GO,
     Kindergarten-University, Refunding, Series A-3, Daily VRDN and Put, 3.90%, 5/01/34 ......           100,000            100,000
     Kindergarten-University, Refunding, Series B-2, Daily VRDN and Put, 3.90%, 5/01/34 ......           700,000            700,000
     Series A-3, Daily VRDN and Put, 3.86%, 5/01/33 ..........................................           600,000            600,000


                                        Quarterly Statements of Investments | 21

Franklin California Tax-Free Trust

-----------------------------------------------------------------------------------------------------------------------------------
  FRANKLIN CALIFORNIA INTERMEDIATE-TERM TAX-FREE INCOME FUND                                      PRINCIPAL AMOUNT       VALUE
-----------------------------------------------------------------------------------------------------------------------------------
  SHORT TERM INVESTMENTS (CONTINUED)
  MUNICIPAL BONDS (CONTINUED)
  CALIFORNIA (CONTINUED)
b Los Angeles Department of Water and Power Waterworks Revenue, Sub Series B-2, Daily VRDN
    and Put, 3.84%, 7/01/35 ..................................................................      $    200,000    $       200,000
b Los Angeles Water and Power Revenue, Refunding, Sub Series B-1, Weekly VRDN and Put,
    3.74%,7/01/34 ............................................................................           750,000            750,000
b Metropolitan Water District of Southern California Waterworks Revenue, Series C-2, Daily
    VRDN and Put, 3.84%, 7/01/36 .............................................................         1,000,000          1,000,000
b Orange County Housing Authority Apartment Development Revenue, Oasis Martinique, Refunding,
    Series I, FNMA Insured, Weekly VRDN and Put, 3.75%, 6/15/28 ..............................           500,000            500,000
b Orange County Sanitation District COP, Refunding, Series A, Daily VRDN and Put, 3.85%,
    8/01/29 ..................................................................................           800,000            800,000
                                                                                                                    ---------------
  TOTAL SHORT TERM INVESTMENTS (COST $8,100,000) .............................................                            8,100,000
                                                                                                                    ---------------
  TOTAL INVESTMENTS (COST $493,541,467) 99.8% ................................................                          502,940,951
  OTHER ASSETS, LESS LIABILITIES 0.2% ........................................................                              879,188
                                                                                                                    ---------------
  NET ASSETS 100.0% ..........................................................................                      $   503,820,139
                                                                                                                    ===============

See Selected Portfolio Abbreviations on page 29.

a Security purchased on when-issued or delayed delivery basis.

b Variable rate demand notes (VRDNs) are tax-exempt obligations which contain a floating or variable interest rate adjustment formula and an unconditional right of demand to receive payment of the principal balance plus accrued interest at specified dates. The coupon rate shown represents the rate at period end.


22 | See Notes to Statements of Investments.
   | Quarterly Statements of Investments

Franklin California Tax-Free Trust

STATEMENT OF INVESTMENTS, SEPTEMBER 30, 2007 (UNAUDITED)

-----------------------------------------------------------------------------------------------------------------------------------
  FRANKLIN CALIFORNIA LIMITED-TERM TAX-FREE INCOME FUND                                           PRINCIPAL AMOUNT        VALUE
-----------------------------------------------------------------------------------------------------------------------------------
  LONG TERM INVESTMENTS 55.1%
  MUNICIPAL BONDS 55.1%
  CALIFORNIA 45.0%
  Brea and Olinda USD, GO, Election of 1999, Series A, FGIC Insured, 2.60%, 8/01/09 ..........      $    120,000    $       117,608
  California Educational Facilities Authority Revenue, Santa Clara University,
    Refunding, Series A, FSA Insured, 2.625%, 9/01/09 ........................................           100,000             98,119
  California Health Facilities Financing Authority Revenue, Catholic Healthcare West,
    Series G, 5.00%,7/01/09 ..................................................................           750,000            765,518
  California State Economic Recovery GO, Series A, 5.00%, 1/01/09 ............................           415,000            423,055
  California State GO, Refunding, FSA Insured, 5.25%, 2/01/10 ................................           445,000            462,546
  California Statewide CDA Revenue, Viewpoint School, Refunding, ACA Insured, 3.50%,
    10/01/08 .................................................................................           320,000            317,120
  Foothill-De Anza Community College District GO, Election of 1999, Series B, 2.60%,
    8/01/08 ..................................................................................           100,000             99,076
  Glendora PFAR Tax Allocation, Project No1, Refunding, Series A, MBIA Insured, 2.125%,
    9/01/08 ..................................................................................           105,000            103,350
  Lodi USD, COP, Capital Projects, Refunding, FSA Insured, 3.00%, 2/01/08 ....................           110,000            109,783
a Long Beach Bond Finance Authority Natural Gas Purchase Revenue, Series A, 5.00%,
    11/15/09 .................................................................................           400,000            409,248
  Los Angeles County Sanitation Districts Financing Authority Revenue, Capital Project,
    Refunding, Series A, FSA Insured, 4.00%, 10/01/08 ........................................           500,000            503,150
  Lynwood USD, GO, Election of 2002, Series A, FSA Insured, 4.00%, 8/01/10 ...................           100,000            101,547
  Manteca USD Special Tax, CFD No89-1, AMBAC Insured, 2.50%, 9/01/08 .........................           250,000            247,133
  North Orange County Community College District GO, Election of 2002, Series B, FGIC
    Insured, 2.125%, 8/01/08 .................................................................           500,000            492,625
  Poway RDA Tax Allocation, Paguay Redevelopment Project, Series A, MBIA Insured, 3.00%,
    6/15/09 ..................................................................................           100,000             99,115
  Rio Linda Unified Elementary School District, Election of 2002, Series A, FSA Insured,
    4.00%, 8/01/10 ...........................................................................           100,000            101,547
  Sacramento Power Authority Cogeneration Project Revenue, Refunding, AMBAC Insured,
    4.00%, 7/01/08 ...........................................................................         1,000,000          1,004,330
                                                                                                                    ---------------
                                                                                                                          5,454,870
                                                                                                                    ---------------
  U.S. TERRITORIES 10.1%
  GUAM 2.0%
  Guam International Airport Authority Revenue, Series A, MBIA Insured, 2.375%, 10/01/08 .....           250,000            245,685
                                                                                                                    ---------------

  PUERTO RICO 8.1%
  Puerto Rico Commonwealth GO, Public Improvement, Mandatory Put 7/01/08, Refunding,
    Series C, MBIA Insured, 5.00%, 7/01/28 ...................................................           370,000            374,351
  Puerto Rico Commonwealth Government Development Bank Revenue, senior notes, Series B,
    5.00%, 12/01/08 ..........................................................................           600,000            607,866
                                                                                                                    ---------------
                                                                                                                            982,217
                                                                                                                    ---------------
  TOTAL U.S.TERRITORIES .......................................................................                           1,227,902
                                                                                                                    ---------------
  TOTAL LONG TERM INVESTMENTS (COST $6,719,845) ..............................................                            6,682,772
                                                                                                                    ---------------
  SHORT TERM INVESTMENTS 46.8%
  MUNICIPAL BONDS 46.8%
  CALIFORNIA 46.8%

b Anaheim COP, Refunding, Weekly VRDN and Put, 3.74%, 8/01/19 ................................           300,000            300,000

b Bay Area Toll Authority Toll Bridge Revenue, San Francisco Bay Area,
    Series B-1, AMBAC Insured, Weekly VRDN and Put, 3.63%, 4/01/45 ...........................           100,000            100,000
    Series C, AMBAC Insured, Weekly VRDN and Put, 3.70%, 4/01/45 .............................           200,000            200,000


                                        Quarterly Statements of Investments | 23

Franklin California Tax-Free Trust


-----------------------------------------------------------------------------------------------------------------------------------
  FRANKLIN CALIFORNIA LIMITED-TERM TAX-FREE INCOME FUND                                           PRINCIPAL AMOUNT        VALUE
-----------------------------------------------------------------------------------------------------------------------------------
  SHORT TERM INVESTMENTS (CONTINUED)
  MUNICIPAL BONDS (CONTINUED)
  CALIFORNIA (CONTINUED)

b California HFAR, MFH, Series D, Daily VRDN and Put, 3.95%, 2/01/31 .........................      $    500,000    $       500,000
b California Infrastructure and Economic Development Bank Insured Revenue, Rand Corp.,
     Series B, AMBAC Insured, Daily VRDN and Put, 3.84%, 4/01/42 .............................           100,000            100,000
  California Municipal Finance Authority COP, Community Hospitals of Central California,
    5.00%,2/01/08 ............................................................................           250,000            250,593
b California State Department of Water Resources Power Supply Revenue,
     Series B-5, Daily VRDN and Put, 3.86%, 5/01/22 ..........................................           400,000            400,000
     Series C-7, FSA Insured, Weekly VRDN and Put, 3.73%, 5/01/22 ............................           400,000            400,000
b California State GO, Series A-1, Daily VRDN and Put, 3.90%, 5/01/33 ........................           100,000            100,000
b Daly City HFA, MFR, Refunding, Weekly VRDN and Put, 3.74%, 10/15/29 ........................           500,000            500,000
b Irvine 1915 Act Special Assessment,
     AD No. 93-14, Daily VRDN and Put, 3.84%, 9/02/25 ........................................           400,000            400,000
     AD No. 97-16, Daily VRDN and Put, 3.84%, 9/02/22 ........................................           300,000            300,000
b Irvine Ranch Water District Revenue, Consolidated Bonds, Daily VRDN and Put, 3.92%,
    8/01/16 ..................................................................................           600,000            600,000
b Los Angeles Convention and Exhibition Center Authority Lease Revenue, Refunding,
     Series D, AMBAC Insured, Weekly VRDN and Put, 3.73%, 8/15/21 ............................           300,000            300,000
b Los Angeles Water and Power Revenue, Refunding, Sub Series B-1, Weekly VRDN and Put,
    3.74%, 7/01/34 ...........................................................................           100,000            100,000
b Metropolitan Water District of Southern California Waterworks Revenue, Refunding,
     Series B-1, Daily VRDN and Put, 3.84%, 7/01/35 ..........................................           300,000            300,000
     Series B-3, Daily VRDN and Put, 3.86%, 7/01/35 ..........................................           200,000            200,000
b Orange County Sanitation District COP, Refunding,
     Series A, Daily VRDN and Put, 3.85%, 8/01/29 ............................................           200,000            200,000
     Series B, Daily VRDN and Put, 3.85%, 8/01/30 ............................................           300,000            300,000
b Westminster COP, Civic Center Refunding Project, Series B, AMBAC Insured, Weekly
     VRDN and Put, 3.75%, 6/01/24 ............................................................           125,000            125,000
                                                                                                                    ---------------
  TOTAL SHORT TERM INVESTMENTS (COST $5,675,719) .............................................                            5,675,593
                                                                                                                    ---------------

  TOTAL INVESTMENTS (COST $12,395,564) 101.9% ................................................                           12,358,365
  OTHER ASSETS, LESS LIABILITIES (1.9)% ......................................................                             (225,925)
                                                                                                                    ---------------
  NET ASSETS 100.0% ..........................................................................                      $    12,132,440
                                                                                                                    ===============

See Selected Portfolio Abbreviations on page 29.

a Security purchased on a when-issued or delayed delivery basis.

b Variable rate demand notes (VRDNs) are tax-exempt obligations which contain a floating or variable interest rate adjustment formula and an unconditional right of demand to receive payment of the principal balance plus accrued interest at specified dates. The coupon rate shown represents the rate at period end.


24 | See Notes to Statements of Investments.
   | Quarterly Statements of Investments

Franklin California Tax-Free Trust

STATEMENT OF INVESTMENTS, SEPTEMBER 30, 2007 (UNAUDITED)

-----------------------------------------------------------------------------------------------------------------------------------
  FRANKLIN CALIFORNIA TAX-EXEMPT MONEY FUND                                                       PRINCIPAL AMOUNT       VALUE
-----------------------------------------------------------------------------------------------------------------------------------
  SHORT TERM INVESTMENTS 99.7%
  MUNICIPAL BONDS 99.7%
  CALIFORNIA 99.7%
a Bay Area Toll Authority Toll Bridge Revenue, San Francisco Bay Area,
     Series A, AMBAC Insured, Weekly VRDN and Put, 3.62%, 4/01/36 .............................     $ 12,500,000    $    12,500,000
     Series B, AMBAC Insured, Weekly VRDN and Put, 3.63%, 4/01/39 .............................       17,200,000         17,200,000
a Butte County Housing Authority MFR, Pine Tree Apartment Project, Weekly VRDN and
    Put, 3.81%, 12/01/10 ......................................................................          982,000            982,000
  California Communities Note Program Note Participation Revenue, Series A-3, TRAN, 4.50%,
    6/30/08 ...................................................................................       15,000,000         15,094,949
a California Health Facilities Financing Authority Revenue,
     Catholic Healthcare West, Refunding, MBIA Insured, Weekly VRDN and Put, 3.73%, 7/01/16 ...        3,955,000          3,955,000
     Pooled Loan Program, Series B, FGIC Insured, Weekly VRDN and Put, 3.73%, 10/01/10 ........        1,800,000          1,800,000
     Scripps Health, Refunding, Series A, MBIA Insured, Weekly VRDN and Put, 3.63%, 10/01/22 ..        3,200,000          3,200,000
a California Infrastructure and Economic Development Bank Revenue,
     Goodwill Industries Orange County, Weekly VRDN and Put, 3.68%, 3/01/31 ...................        2,000,000          2,000,000
     Independent System Operating Corp Project, Refunding, Series B, MBIA Insured, Weekly
       VRDN  and Put, 3.63%, 4/01/08 ..........................................................        1,600,000          1,600,000
     Independent System Operating Corp Project, Refunding, Series C, MBIA Insured, Weekly
       VRDN  and Put, 3.80%, 4/01/09 ..........................................................        4,500,000          4,500,000
     J. Paul Getty Trust, Series B, Daily VRDN and Put, 3.83%, 4/01/33 ........................       11,800,000         11,800,000
     San Francisco Ballet Assn., FGIC Insured, Daily VRDN and Put, 3.86%, 7/01/36 .............        4,150,000          4,150,000
a California PCFA, PCR, Pacific Gas and Electric Co., Refunding, Series C, Daily VRDN
    and Put, 3.93%, 11/01/26 ..................................................................        8,000,000          8,000,000
  California School Cash Reserve Program Authority COP, 2007-2008 TRAN, Series A, 4.25%,
    7/01/08 ...................................................................................       12,000,000         12,054,557
a California State Department of Water Resources Power Supply Revenue,
     Refunding, Sub Series F-1, Daily VRDN and Put, 3.84%, 5/01/19 ............................        3,400,000          3,400,000
     Series B-4, Daily VRDN and Put, 3.84%, 5/01/22 ...........................................        3,135,000          3,135,000
     Series B-5, Daily VRDN and Put, 3.86%, 5/01/22 ...........................................        1,600,000          1,600,000
     Series B-6, Daily VRDN and Put, 3.84%, 5/01/22 ...........................................        3,465,000          3,465,000
     Series C-5, Weekly VRDN and Put, 3.73%, 5/01/22 ..........................................        5,500,000          5,500,000
     Series C-8, Weekly VRDN and Put, 3.72%, 5/01/22 ..........................................        7,600,000          7,600,000
     Series C-9, Weekly VRDN and Put, 3.77%, 5/01/22 ..........................................          300,000            300,000
     Series C-10, Weekly VRDN and Put, 3.71%, 5/01/22 .........................................       23,000,000         23,000,000
     Series C-12, Weekly VRDN and Put, 3.70%, 5/01/22 .........................................        6,700,000          6,700,000
a California State Economic Development Financing Authority Revenue, KQED Inc Project,
    Refunding, Weekly VRDN and Put, 3.75%, 4/01/20 ............................................          810,000            810,000
a California State Economic Recovery Revenue,
     Series C-2, Weekly VRDN and Put, 3.86%, 7/01/23 ..........................................          400,000            400,000
     Series C-3, Daily VRDN and Put, 3.86%, 7/01/23 ...........................................        9,000,000          9,000,000
     Series C-8, Daily VRDN and Put, 3.90%, 7/01/23 ...........................................        3,400,000          3,400,000
     Series C-9, Daily VRDN and Put, 3.90%, 7/01/23 ...........................................          600,000            600,000
     Series C-14, XLCA Insured, Weekly VRDN and Put, 3.70%, 7/01/23 ...........................       30,300,000         30,300,000


                                        Quarterly Statements of Investments | 25

Franklin California Tax-Free Trust

-----------------------------------------------------------------------------------------------------------------------------------
  FRANKLIN CALIFORNIA TAX-EXEMPT MONEY FUND                                                       PRINCIPAL AMOUNT       VALUE
-----------------------------------------------------------------------------------------------------------------------------------
  SHORT TERM INVESTMENTS (CONTINUED)
  MUNICIPAL BONDS (CONTINUED)
  CALIFORNIA (CONTINUED)
a California State GO,
     Kindergarten-University, Refunding, Series A-3, Daily VRDN and Put, 3.90%, 5/01/34 ......      $  4,200,000    $     4,200,000
     Kindergarten-University, Refunding, Series B-2, Daily VRDN and Put, 3.90%, 5/01/34 ......         8,025,000          8,025,000
     Kindergarten-University, Refunding, Series B-3, Daily VRDN and Put, 3.84%, 5/01/34 ......         2,400,000          2,400,000
     Kindergarten-University, Series A-5, Daily VRDN and Put, 3.83%, 5/01/34 .................        11,900,000         11,900,000
     Refunding, Series B, Sub Series B-7, Daily VRDN and Put, 3.90%, 5/01/40 .................         2,600,000          2,600,000
     Series A-3, Daily VRDN and Put, 3.86%, 5/01/33 ..........................................         4,800,000          4,800,000
     Series B-1, Weekly VRDN and Put, 3.75%, 5/01/33 .........................................         5,000,000          5,000,000
     Series C-2, Weekly VRDN and Put, 3.70%, 5/01/33 .........................................         6,700,000          6,700,000
  California State University Revenue, TECP, 3.65%, 10/05/07 .................................        10,000,000         10,000,000
a California Statewide CDA Revenue,
     Childrens Hospital, Series A, AMBAC Insured, Weekly VRDN and Put, 3.74%, 8/15/32 ........         1,650,000          1,650,000
     Museum of Art Project, Series C, FGIC Insured, Weekly VRDN and Put, 3.74%, 12/01/34 .....         5,075,000          5,075,000
     North Peninsula Jewish, Daily VRDN and Put, 3.88%, 7/01/34 ..............................         3,000,000          3,000,000
a Carlsbad USD, COP, School Facility Bridge Funding Program, FSA Insured, Weekly VRDN
    and Put, 3.70%, 9/01/14 ..................................................................           400,000            400,000
a Chico MFMR, Webb Homes Project, Monthly VRDN and Put, 3.90%, 1/01/10 .......................           770,000            770,000
a Chino Basin Regional Financing Authority Revenue, Inland Empire Utilities, Series A,
    AMBAC  Insured, Weekly VRDN and Put, 3.74%, 6/01/32 ......................................         2,500,000          2,500,000
a East Bay MUD Wastewater System Revenue, Refunding, Sub Series 2, XLCA Insured,
    Weekly VRDN  and Put, 3.73%, 6/01/38 .....................................................         9,765,000          9,765,000
a Eastern Municipal Water District Water and Sewer Revenue COP, Refunding, Series B,
    MBIA  Insured, Weekly VRDN and Put, 3.70%, 7/01/33 .......................................         2,265,000          2,265,000
a Elsinore Valley Municipal Water District COP, Series A, FGIC Insured, Weekly VRDN
    and Put, 3.70%, 7/01/29 ..................................................................        15,000,000         15,000,000
a Fremont PFA, COP, Weekly VRDN and Put, 3.78%, 8/01/30 ......................................         5,100,000          5,100,000
a Grant Joint UHSD, COP,
     School Facilities Bridge Funding Program, FSA Insured, Weekly VRDN and Put, 3.70%,
       9/01/34 ...............................................................................         4,900,000          4,900,000
     Various Bridge Funding Program, FSA Insured, Weekly VRDN and Put, 3.70%, 7/01/37 ........        10,000,000         10,000,000
a Hillsborough COP,
     Refunding, Series A, Weekly VRDN and Put, 3.81%, 6/01/30 ................................           800,000            800,000
     Water and Sewer System Project, Refunding, Series B, Weekly VRDN and Put, 3.81%,
       6/01/30 ...............................................................................         4,000,000          4,000,000
  Imperial Irrigation District Revenue, TECP, Series A, 3.68%, 10/11/07 ......................         5,000,000          5,000,000
a Irvine 1915 Act Special Assessment,
     AD No. 00-18, Series A, Daily VRDN and Put, 3.84%, 9/02/26 ...............................        3,027,000          3,027,000
     AD No. 03-19, Series A, Daily VRDN and Put, 3.84%, 9/02/29 ...............................          274,000            274,000
     AD No. 03-19, Series B, Daily VRDN and Put, 3.95%, 9/02/29 ...............................          904,000            904,000
     AD No. 05-21, Series A, Daily VRDN and Put, 3.95%, 9/02/31 ...............................        5,900,000          5,900,000
     AD No. 93-14, Daily VRDN and Put, 3.84%, 9/02/25 .........................................        1,456,000          1,456,000
     AD No. 94-13, Daily VRDN and Put, 3.84%, 9/02/22 .........................................        7,000,000          7,000,000
     AD No. 97-13, Daily VRDN and Put, 3.84%, 9/02/23 .........................................        4,554,000          4,554,000
     AD No. 97-16, Daily VRDN and Put, 3.84%, 9/02/22 .........................................        9,500,000          9,500,000
a Irvine 1915 Act, AD No. 94-15, Refunding, Daily VRDN and Put, 3.84%, 9/02/20 ................        2,774,000          2,774,000


26 | Quarterly Statements of Investments

Franklin California Tax-Free Trust

-----------------------------------------------------------------------------------------------------------------------------------
  FRANKLIN CALIFORNIA TAX-EXEMPT MONEY FUND                                                       PRINCIPAL AMOUNT       VALUE
-----------------------------------------------------------------------------------------------------------------------------------
  SHORT TERM INVESTMENTS (CONTINUED)
  MUNICIPAL BONDS (CONTINUED)
  CALIFORNIA (CONTINUED)
a Irvine Ranch Water District GO,
     Consolidated ID, Daily VRDN and Put, 4.00%, 6/01/15 .....................................      $  2,275,000    $     2,275,000
     District Nos. 105 140 240 and 250, Daily VRDN and Put, 3.84%, 1/01/21 ...................         4,500,000          4,500,000
a Irvine Ranch Water District Revenue, District Nos. 140 240 105 and 250, Daily VRDN
    and Put, 3.84%, 4/01/33 ..................................................................         1,400,000          1,400,000
a Los Angeles COP, Kadima Hebrew Academy, Series A, Weekly VRDN and Put, 3.75%,
    8/01/35 ..................................................................................         1,300,000          1,300,000
  Los Angeles County GO, TRAN, 4.50%, 6/30/08 ................................................        20,000,000         20,126,600
a Los Angeles Department of Water and Power Waterworks Revenue,
     Sub Series B-2, Daily VRDN and Put, 3.84%, 7/01/35 ......................................        15,050,000         15,050,000
     Sub Series B-4, Weekly VRDN and Put, 3.77%, 7/01/35 .....................................         6,650,000          6,650,000
a Los Angeles MFR, Casden Project, Series K, Weekly VRDN and Put, 3.80%, 7/01/10 .............           145,507            145,507
a Los Angeles Wastewater System Revenue, Refunding,
     Sub Series A, FGIC Insured, Weekly VRDN and Put, 3.70%, 12/01/31 ........................         4,895,000          4,895,000
     Sub Series B-1, XLCA Insured, Weekly VRDN and Put, 3.72%, 6/01/28 .......................         4,550,000          4,550,000
a M-S-R Public Power Agency San Juan Project Revenue, sub. lien,
     Refunding, Series F, MBIA Insured, Daily VRDN and Put, 3.86%, 7/01/22 ...................         7,135,000          7,135,000
     Series E, MBIA Insured, Weekly VRDN and Put, 3.77%, 7/01/22 .............................         3,100,000          3,100,000
a Metropolitan Water District of Southern California Waterworks Revenue,
     Refunding, Series A, AMBAC Insured, Weekly VRDN and Put, 3.67%, 6/01/23 .................         8,605,000          8,605,000
     Refunding, Series B-3, Daily VRDN and Put, 3.86%, 7/01/35 ...............................           700,000            700,000
     Refunding, Series B-4, Weekly VRDN and Put, 3.74%, 7/01/35 ..............................         7,000,000          7,000,000
     Refunding, Series C-1, Weekly VRDN and Put, 3.67%, 7/01/30 ..............................         3,000,000          3,000,000
     Series C, Weekly VRDN and Put, 3.76%, 7/01/28 ...........................................        13,200,000         13,200,000
a Northern California Public Power Agency Revenue, Hydroelectric Project No. 1,
    Refunding, Series A, MBIA Insured, Weekly VRDN and Put, 3.75%, 7/01/23 ...................         8,700,000          8,700,000
a Oakland COP, Capital Equipment Project, Weekly VRDN and Put, 3.81%, 12/01/15 ...............         5,300,000          5,300,000
a Orange County Apartment Development Revenue, Aliso Creek Project, Refunding, Series
    B, Weekly VRDN and Put, 3.67%, 11/01/22 ..................................................         7,000,000          7,000,000
a Orange County Sanitation District COP,
     Daily VRDN and Put, 3.90%, 2/01/36 ......................................................        23,600,000         23,600,000
     Refunding, Series A, Daily VRDN and Put, 3.85%, 8/01/29 .................................           300,000            300,000
     Refunding, Series B, Daily VRDN and Put, 3.85%, 8/01/30 .................................           600,000            600,000
a Pajaro Valley USD, COP, School Facility Bridge Funding Program, FSA Insured, Weekly
    VRDN and  Put, 3.70%, 9/01/31 ............................................................           700,000            700,000
a Riverside County Asset Leasing Corp. Leasehold Revenue, Southwest Justice Center,
    Series B, MBIA  Insured, Weekly VRDN and Put, 3.75%, 11/01/32 ............................         5,000,000          5,000,000
a Riverside County COP, Riverside County Public Facilities, ACES, Series B, Weekly
    VRDN and Put, 3.70%, 12/01/15 ............................................................         1,500,000          1,500,000
  Riverside County Teeter Obligation Revenue, TECP, 3.53%, 10/23/07 ..........................        10,000,000         10,000,000
a Sacramento County COP, Administration Center and Courthouse Project, Weekly VRDN and
    Put, 3.73%, 6/01/20 ......................................................................        14,470,000         14,470,000
  Sacramento County GO, TRAN, 4.50%, 7/09/08 .................................................        10,000,000         10,063,148
a Sacramento County Sanitation District Financing Authority Revenue, Series C, Weekly
    VRDN and  Put, 3.75%, 12/01/30 ...........................................................        28,600,000         28,600,000
a San Jose RDAR, Merged Area Redevelopment Project, Series A, Weekly VRDN and Put,
    3.72%, 7/01/26 ...........................................................................         4,900,000          4,900,000


                                        Quarterly Statements of Investments | 27

Franklin California Tax-Free Trust

-----------------------------------------------------------------------------------------------------------------------------------
  FRANKLIN CALIFORNIA TAX-EXEMPT MONEY FUND                                                       PRINCIPAL AMOUNT       VALUE
-----------------------------------------------------------------------------------------------------------------------------------
  SHORT TERM INVESTMENTS (CONTINUED)
  MUNICIPAL BONDS (CONTINUED)
  CALIFORNIA (CONTINUED)
a Santa Clara County Housing Authority MFHR, Benton Park Central Apartments,
    Refunding, Series A, FNMA Insured, Weekly VRDN and Put, 3.74%, 12/15/25 ..................      $  5,000,000    $     5,000,000
a Santa Clara Valley Transportation Authority Sales Tax Revenue, Refunding, Series C,
    AMBAC Insured, Weekly VRDN and Put, 3.75%, 6/01/26 .......................................           795,000            795,000
a South Placer Wastewater Authority Wastewater Revenue, Series B, FGIC Insured, Weekly
    VRDN and  Put, 3.84%, 11/01/35 ...........................................................        15,400,000         15,400,000
a Southern California Public Power Authority Power Project Revenue, Palo Verde
    Project, Refunding, Series C, AMBAC Insured, Weekly VRDN and Put, 3.75%, 7/01/17 .........           700,000            700,000
a Southern California Public Power Authority Transmission Project Revenue, Southern
    Transmission, Refunding,
     AMBAC Insured, Weekly VRDN and Put, 3.75%, 7/01/19 ......................................        12,615,000         12,615,000
     Series A, FSA Insured, Weekly VRDN and Put, 3.70%, 7/01/23 ..............................         4,000,000          4,000,000
     Series B, FSA Insured, Weekly VRDN and Put, 3.80%, 7/01/23 ..............................         6,600,000          6,600,000
a Stanislaus Waste to Energy Financing Agency Revenue, Solid Waste Facility, Ogden
    Martin Systems  Project, Refunding, MBIA Insured, Weekly VRDN and Put, 3.73%, 1/01/10 ....         2,400,000          2,400,000
a Turlock Irrigation District COP, Capital Improvement and Refunding Project, Daily
    VRDN and Put, 3.88%, 1/01/31 .............................................................         1,900,000          1,900,000
a Tustin 1915 Act Special Assessment, Reassessment District No. 95-2, Series A, Daily
    VRDN and Put, 3.84%, 9/02/13 .............................................................        16,569,000         16,569,000
a Union City MFR, Housing Mission Sierra, Refunding, Series A, FNMA Insured, Weekly
    VRDN and  Put, 3.74%, 7/15/29 ............................................................         2,000,000          2,000,000
a University of California Regents Medical Center Pooled Revenue, Refunding, Series
    B-1, Daily VRDN  and Put, 3.95%, 5/15/32 .................................................         3,100,000          3,100,000
  University of California Regents Revenue, TECP, 3.55%, 11/02/07 ............................         6,900,000          6,900,000
a Vallejo Housing Authority MFR, FNMA Insured, Weekly VRDN and Put, 3.70%, 5/15/22 ...........         1,985,000          1,985,000
a Vernon Natural Gas Financing Authority Revenue, Vernon Gas Project, Series B, MBIA
    Insured, Weekly VRDN and Put, 3.75%, 8/01/21 .............................................         6,200,000          6,200,000
a WateReuse Finance Authority Revenue, FSA Insured, Weekly VRDN and Put, 3.73%, 5/01/28 ......        17,075,000         17,075,000
a Western Placer Union School COP, Facilities Project B, Weekly VRDN and Put, 3.75%,
    8/01/23 ..................................................................................         4,600,000          4,600,000
                                                                                                                    ---------------
  TOTAL SHORT TERM INVESTMENTS (COST $691,489,761) ...........................................                          691,489,761
  OTHER ASSETS, LESS LIABILITIES 0.3% ........................................................                            2,201,093
                                                                                                                    ---------------
  NET ASSETS 100.0% ..........................................................................                      $   693,690,854
                                                                                                                    ===============

See Selected Portfolio Abbreviations on page 29.

a Variable rate demand notes (VRDNs) are tax-exempt obligations which contain a floating or variable interest rate adjustment formula and an unconditional right of demand to receive payment of the principal balance plus accrued interest at specified dates. The coupon rate shown represents the rate at period end.


28 | See Notes to Statements of Investments.
   | Quarterly Statements of Investments

Franklin California Tax-Free Trust

SELECTED PORTFOLIO ABBREVIATIONS

1915 ACT  - Improvement Bond Act of 1915
ABAG      - The Association of Bay Area Governments
ACA       - American Capital Access Holdings Inc.
ACES      - Adjustable Convertible Exempt Security
AD        - Assessment District
AMBAC     - American Municipal Bond Assurance Corp.
BART      - Bay Area Rapid Transit
CDA       - Community Development Authority/Agency
CFD       - Community Facilities District
COP       - Certificate of Participation
CRDA      - Community Redevelopment Authority/Agency
ETM       - Escrow to Maturity
FGIC      - Financial Guaranty Insurance Co.
FNMA      - Federal National Mortgage Association
FSA       - Financial Security Assurance Inc.
GNMA      - Government National Mortgage Association
GO        - General Obligation
HFA       - Housing Finance Authority/Agency
HFAR      - Housing Finance Authority Revenue
ID        - Improvement District
MBIA      -  Municipal Bond Investors Assurance Corp.
MFHR      -  Multi-Family Housing Revenue
MFH       -  Multi-Family Housing
MFMR      -  Multi-Family Mortgage Revenue
MFR       -  Multi-Family Revenue
MTA       -  Metropolitan Transit Authority
MUD       -  Municipal Utility District
PCFA      -  Pollution Control Financing Authority
PCR       -  Pollution Control Revenue
PFA       -  Public Financing Authority
PFAR      -  Public Financing Authority Revenue
RDA       -  Redevelopment Agency/Authority
RDAR      -  Redevelopment Agency Revenue
SFM       -  Single Family Mortgage
SFMR      -  Single Family Mortgage Revenue
TECP      -  Tax-Exempt Commercial Paper
TRAN      -  Tax and Revenue Anticipation Note
UHSD      -  Unified/Union High School District
USD       -  Unified/Union School District
XLCA      -  XL Capital Assurance


                                        Quarterly Statements of Investments |
                                    See Notes to Statements of Investments. | 29

Franklin California Tax-Free Trust

NOTES TO STATEMENTS OF INVESTMENTS (UNAUDITED)

1. ORGANIZATION

Franklin California Tax-Free Trust (the Trust) is registered under the Investment Company Act of 1940, as amended, as a diversified, open-end investment company, consisting of four funds (the Funds).

2. SECURITY VALUATION

Municipal securities generally trade in the over-the-counter market rather than on a securities exchange. The Trust may utilize independent pricing services, quotations from bond dealers, and information with respect to bond and note transactions, to assist in determining a current market value for each security. The Trust's pricing services use valuation models or matrix pricing, which considers information with respect to comparable bond and note transactions, quotations from bond dealers or by reference to other securities that are considered comparable in such characteristics as rating, interest rate and maturity date, to determine current value.

The Trust has procedures to determine the fair value of individual securities and other assets for which market prices are not readily available or which may not be reliably priced. Methods for valuing these securities may include: fundamental analysis, matrix pricing, discounts from market prices of similar securities, or discounts applied due to the nature and duration of restrictions on the disposition of the securities. Due to the inherent uncertainty of valuations of such securities, the fair values may differ significantly from the values that would have been used had a ready market for such investments existed. Occasionally, events occur between the time at which trading in a security is completed and the close of the NYSE that might call into question the availability (including the reliability) of the value of a portfolio security held by the fund. If such an event occurs, the securities may be valued using fair value procedures, which may include the use of independent pricing services.

Securities in the Franklin California Tax-Exempt Money Fund are valued at amortized cost which approximates market value. This method involves valuing an instrument at its cost and thereafter assuming a constant amortization to maturity of any discount or premium.

All security valuation procedures are approved by the Trust's Board of Trustees.


30 | Quarterly Statements of Investments

Franklin California Tax-Free Trust

3. INCOME TAXES

At September 30, 2007, the cost of investments and net unrealized appreciation (depreciation) for income tax purposes were as follows:

                                        -------------------------------------------------------------------
                                         FRANKLIN CALIFORNIA    FRANKLIN CALIFORNIA   FRANKLIN CALIFORNIA
                                              INSURED            INTERMEDIATE-TERM       LIMITED-TERM
                                        TAX-FREE INCOME FUND   TAX-FREE INCOME FUND   TAX-FREE INCOME FUND
                                        -------------------------------------------------------------------
Cost of investments .................   $      1,947,910,699   $        493,500,903   $         12,395,564
                                        ===================================================================
Unrealized appreciation..............   $        115,485,900   $         10,837,645   $              1,152
Unrealized depreciation .............             (1,877,395)            (1,397,597)               (38,351)
                                        -------------------------------------------------------------------
Net unrealized appreciation
 (depreciation) .....................   $        113,608,505   $          9,440,048   $           (37,199)
                                        ===================================================================

At September 30, 2007, the cost of investments for book and income tax purposes was the same for the Franklin California Tax-Exempt Money Fund.

4. NEW ACCOUNTING PRONOUNCEMENT

In September 2006, the Financial Accounting Standards Board (FASB) issued FASB Statement No. 157, "Fair Value Measurement" (SFAS 157), which defines fair value, establishes a framework for measuring fair value, and expands disclosures about fair value measurements. SFAS 157 is effective for fiscal years beginning after November 15, 2007, and interim periods within those fiscal years. The Trust believes the adoption of SFAS 157 will have no material impact on its financial statements.

For information on the Funds' policy regarding other significant accounting policies, please refer to the Funds' most recent semiannual or annual shareholder report.


                                        Quarterly Statements of Investments | 31


Item 2. Controls and Procedures.

(a) EVALUATION OF DISCLOSURE CONTROLS AND PROCEDURES. The Registrant maintains disclosure controls and procedures that are designed to ensure that information required to be disclosed in the Registrant's filings under the Securities Exchange Act of 1934 and the Investment Company Act of 1940 is recorded, processed, summarized and reported within the periods specified in the rules and forms of the Securities and Exchange Commission. Such information is accumulated and communicated to the Registrant's management, including its principal executive officer and principal financial officer, as appropriate, to allow timely decisions regarding required disclosure. The Registrant's management, including the principal executive officer and the principal financial officer, recognizes that any set of controls and procedures, no matter how well designed and operated, can provide only reasonable assurance of achieving the desired control objectives.

Within 90 days prior to the filing date of this Quarterly Schedule of Portfolio Holdings on Form N-Q, the Registrant had carried out an evaluation, under the supervision and with the participation of the Registrant's management, including the Registrant's principal executive officer and the Registrant's principal financial officer, of the effectiveness of the design and operation of the Registrant's disclosure controls and procedures. Based on such evaluation, the Registrant's principal executive officer and principal financial officer concluded that the Registrant's disclosure controls and procedures are effective.

(b) CHANGES IN INTERNAL CONTROLS. There have been no significant changes in the Registrant's internal controls or in other factors that could significantly affect the internal controls subsequent to the date of their evaluation in connection with the preparation of this Quarterly Schedule of Portfolio Holdings on Form N-Q.


Item 3. Exhibits.

(A) Certification pursuant to Section 30a-2 under the Investment Company Act of 1940 of Jimmy D. Gambill, Chief Executive Officer - Finance and Administration, and Galen G. Vetter, Chief Financial Officer.

                                   SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

FRANKLIN CALIFORNIA TAX-FREE TRUST

By /S/JIMMY D. GAMBILL
   -------------------
      Jimmy D. Gambill
      Chief Executive Officer - Finance and Administration
Date    November 27, 2007

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.


By /S/JIMMY D. GAMBILL
   -------------------
      Jimmy D. Gambill
      Chief Executive Officer - Finance and Administration
Date    November 27, 2007


By /S/GALEN G. VETTER
   ------------------
      Galen G. Vetter
      Chief Financial Officer
Date    November 27, 2007











                                Exhibit A


I, Jimmy D. Gambill, certify that:

     1. I have reviewed this report on Form N-Q of FRANKLIN CALIFORNIA TAX-FREE TRUST;

     2. Based on my knowledge, this report does not contain any untrue statement of a material fact or omit to state a material fact necessary to make the statements made, in light of the circumstances under which such statements were made, not misleading with respect to the period covered by this report;

     3. Based on my knowledge, the schedules of investments included in this report fairly present in all material respects the investments of the registrant as of the end of the fiscal quarter for which the report is filed;

     4. The registrant's other certifying officer(s) and I are responsible for establishing and maintaining disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940) and internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act of 1940) for the registrant and have:

     (a) Designed such disclosure controls and procedures, or caused such disclosure controls and procedures to be designed under our supervision, to ensure that material information relating to the registrant, including its consolidated subsidiaries, is made known to us by others within those entities, particularly during the period in which this report is being prepared;

     (b) Designed such internal control over financial reporting, or caused such internal control over financial reporting to be designed under our supervision, to provide reasonable assurance regarding the reliability of financial reporting and the preparation of financial statements for external purposes in accordance with generally accepted accounting principles;

     (c) Evaluated the effectiveness of the registrant's disclosure controls and procedures and presented in this report our conclusions about the effectiveness of the disclosure controls and procedures, as of a date within 90 days prior to the filing date of this report, based on such evaluation; and

     (d) Disclosed in this report any change in the registrant's internal control over financial reporting that occurred during the registrant's most recent fiscal quarter that has materially affected, or is reasonably likely to materially affect, the registrant's internal control over financial reporting; and

     5. The registrant's other certifying officer(s) and I have disclosed to the registrant's auditors and the audit committee of the registrant's board of directors (or persons performing the equivalent functions):

     (a) All significant deficiencies and material weaknesses in the design or operation of internal control over financial reporting which are reasonably likely to adversely affect the registrant's ability to record, process, summarize, and report financial information; and

     (b) Any fraud, whether or not material, that involves management or other employees who have a significant role in the registrant's internal control over financial reporting.

11/27/07


/s/ JIMMY D. GAMBILL

Jimmy D. Gambill
Chief Executive Officer - Finance and Administration








I, Galen G. Vetter, certify that:

     1. I have reviewed this report on Form N-Q of FRANKLIN CALIFORNIA TAX-FREE TRUST;

     2. Based on my knowledge, this report does not contain any untrue statement of a material fact or omit to state a material fact necessary to make the statements made, in light of the circumstances under which such statements were made, not misleading with respect to the period covered by this report;

     3. Based on my knowledge, the schedules of investments included in this report fairly present in all material respects the investments of the registrant as of the end of the fiscal quarter for which the report is filed;

     4. The registrant's other certifying officer(s) and I are responsible for establishing and maintaining disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940) and internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act of 1940) for the registrant and have:

     (a) Designed such disclosure controls and procedures, or caused such disclosure controls and procedures to be designed under our supervision, to ensure that material information relating to the registrant, including its consolidated subsidiaries, is made known to us by others within those entities, particularly during the period in which this report is being prepared;

     (b) Designed such internal control over financial reporting, or caused such internal control over financial reporting to be designed under our supervision, to provide reasonable assurance regarding the reliability of financial reporting and the preparation of financial statements for external purposes in accordance with generally accepted accounting principles;

     (c) Evaluated the effectiveness of the registrant's disclosure controls and procedures and presented in this report our conclusions about the effectiveness of the disclosure controls and procedures, as of a date within 90 days prior to the filing date of this report, based on such evaluation; and

     (d) Disclosed in this report any change in the registrant's internal control over financial reporting that occurred during the registrant's most recent fiscal quarter that has materially affected, or is reasonably likely to materially affect, the registrant's internal control over financial reporting; and

     5. The registrant's other certifying officer(s) and I have disclosed to the registrant's auditors and the audit committee of the registrant's board of directors (or persons performing the equivalent functions):

     (a) All significant deficiencies and material weaknesses in the design or operation of internal control over financial reporting which are reasonably likely to adversely affect the registrant's ability to record, process, summarize, and report financial information; and

     (b) Any fraud, whether or not material, that involves management or other employees who have a significant role in the registrant's internal control over financial reporting.

11/27/07


/s/ GALEN G. VETTER

Galen G. Vetter
Chief Financial Officer